UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02538

Touchstone Investment Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

March 31, 2015

(Unaudited)

Semi-Annual Report

Touchstone Investment Trust

Touchstone Active Bond Fund

Touchstone High Yield Fund

Touchstone Institutional Money Market Fund

Touchstone Money Market Fund

This report identifies the Funds' investments on March 31, 2015. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

2

Tabular Presentation of Portfolios of Investments

March 31, 2015 (Unaudited)

The illustrations below provide each Fund’s portfolio allocation and/or credit quality allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Active Bond Fund
Credit Quality*	(% of Investment Securities)
AAA/Aaa	47.2%
AA/Aa	3.2
A/A	7.9
BBB/Baa	21.0
BB/Ba	11.8
B/B	6.4
CCC	1.2
CC	0.4
C or Lower	0.6
Not Rated	0.3
Total	100.0%

Touchstone High Yield Fund
Credit Quality*	(% of Investment Securities)
BBB/Baa	0.9%
BB/Ba	49.2
B/B	48.8
CCC	0.6
Not Rated	0.5
Total	100.0%

Touchstone Institutional Money Market Fund
Credit Quality	(% of Investment Securities)
A-1/P-1/MIG1/SP1	99.7%
FW1(Not Rated)**	0.3
Total	100.0%

Portfolio Allocation	(% of Net Assets)
U.S. Government Agency Obligations	38.5%
Commercial Paper	24.5
Repurchase Agreements	14.4
Variable Rate Demand Notes	6.6
Municipal Bonds	0.3
Corporate Bonds	0.2
Other Assets/Liabilities (Net)	15.5
Total	100.0%

Touchstone Money Market Fund
Credit Quality	(% of Investment Securities)
A-1/P-1/MIG1/SP1	100.0
Total	100.0%

Portfolio Allocation	(% of Net Assets)
U.S. Government Agency Obligations	41.5%
Commercial Paper	22.6
Variable Rate Demand Notes	14.6
Municipal Bonds	0.4
Corporate Bonds	0.2
Other Assets/Liabilities (Net)	20.7
Total	100.0%

*	Credit quality may be rated by Standard & Poor's, Moody's and Fitch. If all three agencies rate the bond, the middle or common rating is used; if two of the agencies rate the bond, the lower rating is used; if one agency rates the bond, that rating is used; if none of the agencies rate the bond, the bond will be classified as not-rated.
**	Equivalent to Standard and Poor's and Moody's highest short-term ratings of A-1 and P-1, respectively, based upon independent research conducted by Fort Washington Advisors, Inc.

3

Portfolio of Investments

Touchstone Active Bond Fund – March 31, 2015 (Unaudited)

Principal		Market
Amount		Value
	Corporate Bonds — 43.2%

	Financials — 13.5%
$504,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland), 144a,
	4.500%, 5/15/21	$521,010
290,000	Ally Financial, Inc., 8.000%, 11/1/31	377,000
630,000	Bank of America Corp.,
	6.100%, 12/29/49(A)	639,056
145,000	Bank of America Corp. MTN,
	5.000%, 5/13/21	163,673
452,000	Bank of America NA, 5.300%, 3/15/17	482,732
280,000	Boston Properties LP, 3.850%, 2/1/23	295,829
6,000	CIT Group, Inc., 5.000%, 8/15/22	6,158
250,000	Citigroup, Inc., 3.375%, 3/1/23	256,207
630,000	Citigroup, Inc., 5.350%, 4/29/49(A)	609,525
49,000	Credit Acceptance Corp., 144a,
	7.375%, 3/15/23	48,326
250,000	Credit Suisse Group Funding
	Guernsey Ltd., 144a,
	2.750%, 3/26/20	251,426
630,000	Fifth Third Bancorp,
	4.900%, 12/29/49(A)	608,738
890,000	Ford Motor Credit Co. LLC,
	2.375%, 1/16/18	905,401
1,100,000	General Electric Capital Corp.,
	6.250%, 12/29/49(A)	1,237,500
305,000	General Electric Capital Corp. MTN,
	4.650%, 10/17/21	345,192
435,000	General Motors Financial Co., Inc.,
	3.250%, 5/15/18	443,156
4,000	General Motors Financial Co., Inc.,
	3.500%, 7/10/19	4,107
4,000	General Motors Financial Co., Inc.,
	4.250%, 5/15/23	4,144
155,000	Goldman Sachs Group, Inc. (The),
	5.250%, 7/27/21	176,268
415,000	Goldman Sachs Group, Inc. (The),
	6.125%, 2/15/33	529,328
175,000	Health Care REIT, Inc., 6.125%, 4/15/20	202,885
180,000	HSBC Bank PLC, 144a, 4.125%, 8/12/20	196,237
145,000	JPMorgan Chase & Co.,
	3.250%, 9/23/22	148,293
630,000	JPMorgan Chase & Co.,
	5.150%, 12/29/49(A)	615,038
265,000	JPMorgan Chase & Co.,
	6.000%, 1/15/18	296,412
630,000	Morgan Stanley, 5.450%, 7/29/49(A)	634,725
360,000	Navient LLC MTN, 6.125%, 3/25/24	345,600
300,000	Omega Healthcare Investors, Inc. REIT,
	4.950%, 4/1/24	316,080
500,000	PHH Corp., 6.375%, 8/15/21	481,200
250,000	PNC Bank NA, 2.700%, 11/1/22	248,823
1,075,000	Simon Property Group LP, REIT,
	2.750%, 2/1/23	1,062,340
285,000	Teachers Insurance & Annuity
	Association of America, 144a,
	6.850%, 12/16/39	397,154
375,000	Vornado Realty LP, 5.000%, 1/15/22	416,540
580,000	Wells Fargo & Co., 5.900%, 12/12/49(A)	603,925
620,000	Wells Fargo & Co. MTN,
	3.000%, 2/19/25	622,666
94,000	Western Union Co. (The),
	5.253%, 4/1/20	104,454
		14,597,148

	Consumer Discretionary — 5.8%
8,000	AMC Networks, Inc., 7.750%, 7/15/21	8,680
490,000	AutoNation, Inc., 5.500%, 2/1/20	536,653
425,000	CBS Corp., 4.900%, 8/15/44	450,278
504,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	538,650
504,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	531,090
21,000	Cleopatra Finance Ltd., 144a,
	5.625%, 2/15/20	20,517
12,000	Cleopatra Finance Ltd., 144a,
	6.250%, 2/15/22	11,730
200,000	Comcast Corp., 4.650%, 7/15/42	222,938
220,000	DIRECTV Holdings LLC / DIRECTV
	Financing Co., Inc., 2.400%, 3/15/17	223,948
500,000	Discovery Communications LLC,
	3.450%, 3/15/25	499,598
504,000	DISH DBS Corp., 6.750%, 6/1/21	536,760
40,000	DR Horton, Inc., 4.375%, 9/15/22	40,000
475,000	Forest Laboratories, Inc., 144a,
	5.000%, 12/15/21	528,178
220,000	Home Depot, Inc. (The),
	5.950%, 4/1/41	293,765
252,000	MGM Resorts International,
	6.750%, 10/1/20	270,270
170,000	Mondelez International, Inc.,
	4.125%, 2/9/16	174,582
16,000	Nexstar Broadcasting, Inc., 144a,
	6.125%, 2/15/22	16,400
6,000	Nielsen Finance LLC / Nielsen Finance
	Co., 4.500%, 10/1/20	6,105
400,000	Scripps Networks Interactive, Inc.,
	2.750%, 11/15/19	403,383
8,000	Sinclair Television Group, Inc.,
	5.375%, 4/1/21	8,209
497,000	Sirius XM Radio, Inc., 144a,
	5.250%, 8/15/22	524,335
10,000	Sirius XM Radio, Inc., 144a,
	5.375%, 4/15/25	10,050
90,000	Time Warner Cable, Inc.,
	4.500%, 9/15/42	92,319
330,000	Viacom, Inc., 6.250%, 4/30/16	349,618
		6,298,056

	Energy — 5.4%
500,000	Boardwalk Pipelines LP, 3.375%, 2/1/23	462,331

4

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 43.2% (Continued)

	Energy — (Continued)
$475,000	Cenovus Energy, Inc. (Canada),
	6.750%, 11/15/39	$567,692
248,000	Chesapeake Energy Corp.,
	5.375%, 6/15/21	240,560
565,000	Continental Resources, Inc./OK,
	7.125%, 4/1/21	591,131
761,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	742,848
500,000	FTS International, Inc., 144a,
	6.250%, 5/1/22	367,500
575,000	Kinder Morgan Energy Partners LP,
	3.500%, 9/1/23	563,721
504,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	429,660
440,000	Marathon Oil Corp., 2.800%, 11/1/22	428,557
215,000	Nabors Industries, Inc.,
	5.000%, 9/15/20	214,116
250,000	Petrobras International Finance Co. -
	Pifco, 5.375%, 1/27/21	226,788
285,000	Petroleos Mexicanos (Mexico), 144a,
	4.500%, 1/23/26	290,415
493,000	Plains Exploration & Production Co.,
	6.875%, 2/15/23	523,196
245,000	Suncor Energy, Inc., 3.600%, 12/1/24	249,919
		5,898,434

	Telecommunication Services — 4.4%
225,000	AT&T, Inc., 3.900%, 3/11/24	235,467
90,000	AT&T, Inc., 4.350%, 6/15/45	86,083
325,000	CenturyLink, Inc., 5.150%, 6/15/17	340,438
8,000	CenturyLink, Inc., 5.800%, 3/15/22	8,330
2,000	CenturyLink, Inc., 6.450%, 6/15/21	2,158
245,000	Frontier Communications Corp.,
	6.875%, 1/15/25	242,550
8,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 10/15/20	8,240
480,000	Orange SA (France), 2.750%, 2/6/19	497,141
520,000	SBA Tower Trust, 144a,
	2.898%, 10/15/19	526,320
349,000	Sprint Nextel Corp., 6.000%, 11/15/22	331,550
194,000	Telefonica Emisiones SAU,
	6.421%, 6/20/16	206,133
504,000	T-Mobile USA, Inc., 6.731%, 4/28/22	530,460
504,000	UPCB Finance III Ltd. (Cayman Islands),
	144a, 6.625%, 7/1/20	526,050
275,000	Verizon Communications, Inc.,
	6.250%, 4/1/37	339,168
425,000	Verizon Communications, Inc., 144a,
	4.672%, 3/15/55	416,220
6,000	ViaSat, Inc., 6.875%, 6/15/20	6,322
551,000	Windstream Corp., 6.375%, 8/1/23	494,522
		4,797,152

	Utilities — 3.1%
12,000	AES Corp. VA, 8.000%, 6/1/20	13,710
874,000	Alabama Power Capital Trust V,
	3.374%, 10/1/42(A)	817,903
8,000	Calpine Corp., 144a, 7.875%, 1/15/23	8,842
320,000	CenterPoint Energy, Inc.,
	5.950%, 2/1/17	347,088
500,000	Dominion Resources, Inc./ VA,
	5.750%, 10/1/54(A)	534,150
300,000	Duke Energy Progress, Inc.,
	4.150%, 12/1/44	327,692
316,000	Dynegy, Inc., 5.875%, 6/1/23	307,310
115,000	NextEra Energy Capital Holdings, Inc.,
	6.000%, 3/1/19	131,610
225,000	NextEra Energy Capital Holdings, Inc.,
	6.350%, 10/1/66(A)	221,362
496,000	NRG Energy, Inc., 6.625%, 3/15/23	513,360
185,000	PPL Energy Supply LLC,
	6.500%, 5/1/18	196,974
		3,420,001

	Consumer Staples — 2.9%
31,000	Darling Ingredients, Inc.,
	5.375%, 1/15/22	31,232
6,000	Family Tree Escrow LLC, 144a,
	5.250%, 3/1/20	6,285
15,000	Family Tree Escrow LLC, 144a,
	5.750%, 3/1/23	15,788
7,000	HJ Heinz Co., 144a, 4.875%, 2/15/25	7,586
360,000	JM Smucker Co. (The), 144a,
	4.375%, 3/15/45	375,177
515,000	Kraft Foods Group, Inc.,
	6.875%, 1/26/39	685,354
500,000	Kroger Co. (The), 5.000%, 4/15/42	568,976
504,000	Post Holdings, Inc., 7.375%, 2/15/22	521,640
435,000	Walgreens Boots Alliance, Inc. old,
	2.700%, 11/18/19	444,395
370,000	Wal-Mart Stores, Inc., 6.200%, 4/15/38	503,830
		3,160,263

	Materials — 2.7%
504,000	ArcelorMittal (Luxembourg),
	6.250%, 3/1/21	535,500
530,000	Domtar Corp., 10.750%, 6/1/17	621,232
378,000	First Quantum Minerals Ltd. (Canada),
	144a, 7.250%, 10/15/19	353,430
260,000	Glencore Funding LLC, 144a,
	2.500%, 1/15/19	260,126
633,000	International Paper Co.,
	7.950%, 6/15/18	747,737
90,000	Vale Overseas Ltd., 4.375%, 1/11/22†	86,514
62,000	Vale Overseas Ltd., 5.625%, 9/15/19	65,848
250,000	Vulcan Materials Co., 4.500%, 4/1/25	253,750
		2,924,137

	Industrials — 2.6%
250,000	Air Lease Corp., 5.625%, 4/1/17	267,188

5

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 43.2% (Continued)

	Industrials — (Continued)
$190,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	$237,489
158,000	Con-way, Inc., 6.700%, 5/1/34	182,814
400,000	FedEx Corp., 5.100%, 1/15/44	465,070
80,000	Hutchison Whampoa International
	09/19 Ltd. (Cayman Islands), 144a,
	5.750%, 9/11/19	91,555
252,000	Navios Maritime Holdings, Inc. /
	Navios Maritime Finance II US Inc.
	(Marshall Islands), 144a,
	7.375%, 1/15/22	234,990
370,000	Republic Services, Inc., 3.550%, 6/1/22	387,150
508,000	Rexel SA (France), 144a,
	5.250%, 6/15/20	532,765
378,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	413,532
		2,812,553

	Health Care — 2.2%
195,000	Actavis Funding SCS, 3.800%, 3/15/25	201,246
504,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	534,240
406,000	HCA, Inc., 6.500%, 2/15/20	457,156
325,000	Medtronic, Inc., 4.450%, 3/15/20	361,609
66,000	Select Medical Corp., 6.375%, 6/1/21	65,299
6,000	Tenet Healthcare Corp.,
	4.750%, 6/1/20	6,081
12,000	Tenet Healthcare Corp.,
	6.000%, 10/1/20	12,720
355,000	Trinity Health Corp., 4.125%, 12/1/45	362,907
323,000	Valeant Pharmaceuticals International,
	144a, 6.750%, 8/15/21	337,535
		2,338,793

	Information Technology — 0.6%
17,000	CDW LLC / CDW Finance Corp.,
	5.000%, 9/1/23	17,255
4,000	CDW LLC / CDW Finance Corp.,
	6.000%, 8/15/22	4,294
190,000	Microsoft Corp., 3.500%, 2/12/35	189,499
385,000	Oracle Corp., 3.875%, 7/15/20	421,834
		632,882
	Total Corporate Bonds	$46,879,419

	U.S. Treasury Obligations — 24.2%
2,985,000	U.S. Treasury Bond, 2.500%, 2/15/45	2,957,481
3,280,000	U.S. Treasury Note, 0.375%, 2/15/16	3,283,332
6,005,000	U.S. Treasury Note, 0.500%, 11/30/16	6,007,816
2,855,000	U.S. Treasury Note, 0.875%, 11/15/17	2,862,583
285,000	U.S. Treasury Note, 1.500%, 10/31/19	287,249
1,625,000	U.S. Treasury Note, 1.625%, 12/31/19	1,645,693
1,474,000	U.S. Treasury Note, 2.250%, 11/15/24	1,515,341
7,735,000	United States Treasury Inflation
	Indexed Bonds, 0.250%, 1/15/25	7,685,841
	Total U.S. Treasury Obligations	$26,245,336

	U.S. Government Mortgage-Backed
	Obligations — 19.2%
84,280	FHLMC, Pool #1B3366,
	2.315%, 3/1/37(A)	89,402
223,229	FHLMC, Pool #1H1348,
	2.265%, 10/1/36(A)	238,761
918,205	FHLMC, Pool #1Q0339,
	2.489%, 4/1/37(A)	985,319
40,455	FHLMC, Pool #A12886, 5.000%, 8/1/33	45,052
65,862	FHLMC, Pool #A13842, 6.000%, 9/1/33	74,889
23,537	FHLMC, Pool #A21415, 5.000%, 5/1/34	26,199
57,037	FHLMC, Pool #A35682, 5.000%, 7/1/35	63,405
25,049	FHLMC, Pool #A36523, 5.000%, 8/1/35	27,785
210,448	FHLMC, Pool #A46590, 5.000%, 8/1/35	234,220
53,988	FHLMC, Pool #A56988, 5.500%, 2/1/37	60,598
341,256	FHLMC, Pool #A96485, 4.500%, 1/1/41	375,335
1,165,361	FHLMC, Pool #A97897, 4.500%, 4/1/41	1,299,522
31,421	FHLMC, Pool #C62740, 7.000%, 1/1/32	35,945
35,127	FHLMC, Pool #C72254, 6.500%, 7/1/32	40,241
133,596	FHLMC, Pool #C90986, 7.000%, 6/1/26	157,864
52,981	FHLMC, Pool #G02184, 5.000%, 4/1/36	58,853
769,821	FHLMC, Pool #G05733,
	5.000%, 11/1/39	861,519
451,790	FHLMC, Pool #J13584,
	3.500%, 11/1/25	482,952
172,166	FNMA, Pool #255628, 5.500%, 2/1/25	193,734
12,625	FNMA, Pool #432269, 6.500%, 8/1/28	14,495
14,578	FNMA, Pool #496848, 6.500%, 6/1/29	16,737
7,444	FNMA, Pool #535290, 8.000%, 5/1/30	9,167
28,496	FNMA, Pool #540040, 7.500%, 6/1/28	29,656
25,982	FNMA, Pool #561741, 7.500%, 1/1/31	31,070
11,231	FNMA, Pool #569874, 8.000%, 2/1/31	11,954
3,421	FNMA, Pool #575501, 6.000%, 5/1/17	3,450
31,119	FNMA, Pool #596500, 6.500%, 7/1/16	31,723
15,610	FNMA, Pool #626811, 6.500%, 6/1/17	16,126
96,871	FNMA, Pool #640291, 7.000%, 8/1/32	109,185
35,320	FNMA, Pool #653301, 6.500%, 7/1/32	40,551
119,562	FNMA, Pool #653502, 6.500%, 7/1/32	137,268
90,865	FNMA, Pool #670402, 6.500%, 6/1/32	106,359
39,255	FNMA, Pool #704460, 6.000%, 5/1/18	40,783
7,172	FNMA, Pool #725906,
	2.109%, 8/1/34(A)	7,634
511,238	FNMA, Pool #745257, 6.000%, 1/1/36	589,083
3,658	FNMA, Pool #745974,
	2.464%, 10/1/36(A)	3,931
185,830	FNMA, Pool #810049, 5.500%, 3/1/35	211,544

6

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 19.2% (Continued)
$366,350	FNMA, Pool #819297, 6.000%, 9/1/35	$419,905
106,573	FNMA, Pool #889060, 6.000%, 1/1/38	122,896
231,137	FNMA, Pool #889061, 6.000%, 1/1/38	267,753
124,422	FNMA, Pool #893003, 7.000%, 9/1/36	144,110
39,113	FNMA, Pool #895657, 6.500%, 8/1/36	45,701
415,562	FNMA, Pool #905049, 5.500%, 11/1/36	474,264
557,967	FNMA, Pool #908944, 5.500%, 1/1/37	638,643
894,568	FNMA, Pool #928553, 5.500%, 8/1/37	1,026,633
39,721	FNMA, Pool #995220, 6.000%, 11/1/23	43,087
553,702	FNMA, Pool #AA3467, 4.500%, 4/1/39	612,429
874,305	FNMA, Pool #AA4584, 4.500%, 4/1/39	964,606
169,984	FNMA, Pool #AB1800, 4.000%, 11/1/40	183,893
719,080	FNMA, Pool #AB2452, 4.000%, 3/1/26	773,456
187,749	FNMA, Pool #AB5989, 2.500%, 8/1/27	193,287
232,276	FNMA, Pool #AD3775, 4.500%, 3/1/25	250,464
288,284	FNMA, Pool #AD6193, 5.000%, 6/1/40	321,992
620,634	FNMA, Pool #AE0996, 4.000%, 2/1/41	671,393
385,469	FNMA, Pool #AE1568, 4.000%, 9/1/40	413,390
1,062,571	FNMA, Pool #AE2497, 4.500%, 9/1/40	1,176,508
246,114	FNMA, Pool #AE5441, 5.000%, 10/1/40	276,434
628,902	FNMA, Pool #AH1135, 5.000%, 1/1/41	707,539
946,232	FNMA, Pool #AH3483, 3.500%, 2/1/26	1,016,041
447,334	FNMA, Pool #AH3671, 4.000%, 2/1/26	483,816
870,271	FNMA, Pool #AH6622, 4.000%, 3/1/41	949,664
56,845	FNMA, Pool #AI0805, 4.500%, 7/1/41	62,325
1,233,060	FNMA, Pool #AL0150, 4.000%, 2/1/41	1,333,976
329,105	FNMA, Pool #AL0211, 5.000%, 4/1/41	369,650
70,802	GNMA, Pool #5305, 4.000%, 2/20/42	75,985
20,613	GNMA, Pool #748495, 4.000%, 8/15/40	22,176
28,971	GNMA, Pool #8503, 1.625%, 9/20/24(A)	30,013
	Total U.S. Government
	Mortgage-Backed Obligations	$20,834,340

	Asset-Backed Securities — 3.9%
3,752	CIT Group Home Equity Loan Trust,
	Ser 2002-1, Class AF5,
	7.210%, 2/25/33(B)	3,749
451,875	Countrywide Asset-Backed
	Certificates, Ser 2007-S1, Class A5,
	6.018%, 11/25/36(A)	407,920
264,635	FHLMC Structured Pass Through
	Securities, Ser T-20, Class A5,
	8.370%, 12/25/29(B)	309,849
600,000	First Franklin Mortgage Loan Trust, Ser
	2005-FFA, Class M3,
	6.017%, 3/25/25(B)	581,679
100,282	FNMA REMIC, Ser 2001-W2, Class AF6,
	6.589%, 10/25/31(B)	109,333
1,866,287	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	2,058,993
377,059	RAMP Trust, Ser 2003-RZ5, Class A7,
	5.470%, 9/25/33(B)	389,132
6,061	RASC Trust, Ser 2001-KS3, Class AI6,
	5.960%, 9/25/31(A)	6,172
395,000	Santander Drive Auto Receivables
	Trust 2015-1, Ser 2015-1, Class B,
	1.970%, 11/15/19	397,023
	Total Asset-Backed Securities	$4,263,850

	Commercial Mortgage-Backed Securities — 3.1%
56,584	Banc of America Commercial
	Mortgage Trust, Ser 2006-2, Class
	A3, 5.699%, 5/10/45(A)	56,634
435,000	Banc of America Commercial
	Mortgage Trust, Ser 2006-6, Class
	A3, 5.369%, 10/10/45	440,654
117,807	Banc of America Commercial
	Mortgage Trust, Ser 2007-2, Class
	AAB, 5.537%, 4/10/49(A)	119,624
750,000	COMM Mortgage Trust, Ser
	2014-SAVA, Class A, 144a,
	1.325%, 6/15/34(A)	748,642
104,198	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	105,002
595,000	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2015-CSMO, Class A, 144a,
	1.428%, 1/15/32(A)	594,436
275,000	LB-UBS Commercial Mortgage Trust,
	Ser 2005-C7, Class AM,
	5.263%, 11/15/40(A)††	278,240
700,000	Morgan Stanley Bank of America
	Merrill Lynch Trust, Ser 2014-C18,
	Class ASB, 3.621%, 10/15/47	747,963
95,365	Mortgage Pass Through Certificates,
	Ser 2001-CIB2, Class D,
	6.802%, 4/15/35(A)	95,560
98,491	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C30, Class APB,
	5.294%, 12/15/43	99,637
89,417	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C34, Class APB,
	5.617%, 5/15/46	90,673
	Total Commercial
	Mortgage-Backed Securities	$3,377,065

	Non-Agency Collateralized Mortgage
	Obligations — 2.7%
6,554	Adjustable Rate Mortgage Trust, Ser
	2004-4, Class 3A1,
	2.677%, 3/25/35(A)	6,395
596,950	Countrywide Alternative Loan Trust,
	Ser 2004-30CB, Class 3A1,
	5.000%, 2/25/20	614,395
79,314	Countrywide Alternative Loan Trust,
	Ser 2005-J3, Class 3A1,
	6.500%, 9/25/34	81,184

7

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage
	Obligations — 2.7% (Continued)
$100,933	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2004-7, Class
	6A1, 5.250%, 10/25/19	$102,634
297,035	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2005-3,
	Class 4A4, 5.250%, 6/25/35	300,364
174,205	JP Morgan Mortgage Trust, Ser
	2005-A1, Class 2A1,
	2.363%, 2/25/35(A)	175,957
491,142	JP Morgan Mortgage Trust, Ser
	2005-A2, Class 7CB1,
	2.591%, 4/25/35(A)	494,714
92,552	JP Morgan Mortgage Trust, Ser
	2006-A4, Class 2A2,
	2.348%, 6/25/36(A)	84,259
81,035	MASTR Alternative Loans Trust, Ser
	2004-7, Class 10A1, 6.000%, 6/25/34	82,903
52,583	MASTR Asset Securitization Trust
	2003-4, Ser 2003-4, Class 4A2,
	5.500%, 5/25/33	54,070
273,678	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	224,587
13,318	Sequoia Mortgage Trust 2011-1, Ser
	2011-1, Class A1, 4.125%, 2/25/41(A)	13,445
46,140	Structured Adjustable Rate Mortgage
	Loan Trust, Ser 2005-23, Class 1A3,
	2.575%, 1/25/36(A)	45,282
24,413	Structured Asset Securities Corp., Ser
	2004-21XS, Class 2A6B,
	5.150%, 12/25/34(B)	24,978
247,240	Structured Asset Securities Corp., Ser
	2005-17, Class 5A1,
	5.500%, 10/25/35	216,457
190,238	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35	172,897
189,782	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-G, Class
	A1, 2.490%, 6/25/33(A)	191,416
	Total Non-Agency Collateralized
	Mortgage Obligations	$2,885,937

Shares

Preferred Stock — 0.5%

Financials — 0.5%
22,133	Public Storage, 5.900%	569,039

Principal
Amount

	Municipal Bonds — 0.5%

	California — 0.2%
$215,000	State of California, Purp 3, UTGO,
	5.950%, 4/1/16	$226,186

	Illinois — 0.1%
75,000	IL St, Pension, UTGO, 5.100%, 6/1/33	75,862

	Pennsylvania — 0.2%
250,000	Pennsylvania State, Build America
	Bonds, Ser 2010-B, UTGO,
	5.850%, 7/15/30	283,930
	Total Municipal Bonds	$585,978

	Sovereign Bonds — 1.3%
375,000	Panama Government International
	Bond, 3.750%, 3/16/25	384,375
950,000	Province of Quebec Canada, 2.625%,
	2/13/23	978,982
	Total Sovereign Bonds	$1,363,357

	Agency Collateralized Mortgage
	Obligations — 0.4%
238,363	FNMA, Ser 2004-W15, Class 2AF,
	0.424%, 8/25/44(A)	236,656
145,882	FNMA REMIC, Ser 2011-28, Class MA,
	4.500%, 7/25/38	148,750
15,762	GNMA, Ser 2003-11, Class GJ,
	4.000%, 10/17/29	16,792
	Total Agency Collateralized
	Mortgage Obligations	$402,198

Shares

	Investment Funds — 0.5%
87,986	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.01%**¥Ω	87,986
503,551	Touchstone Institutional Money
	Market Fund, 0.01%^¥Ω	503,551
	Total Investment Funds	$591,537

	Total Investment Securities —99.5%
	(Cost $105,107,914)	$107,998,056

	Other Assets in
	Excess of Liabilities — 0.5%	493,708

	Net Assets — 100.0%	$108,491,764

8

Touchstone Active Bond Fund (Unaudited) (Continued)

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2015.

(B)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at March 31, 2015.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2015 was $85,649.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2015.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities were valued at $9,597,965 or 8.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$46,879,419	$—	$46,879,419
U.S. Treasury Obligations	—	26,245,336	—	26,245,336
U.S. Government Mortgage-Backed Obligations	—	20,834,340	—	20,834,340
Asset-Backed Securities	—	4,263,850	—	4,263,850
Commercial Mortgage-Backed Securities	—	3,377,065	—	3,377,065
Non-Agency Collateralized Mortgage Obligations	—	2,885,937	—	2,885,937
Preferred Stock	569,039	—	—	569,039
Municipal Bonds	—	585,978	—	585,978
Sovereign Bonds	—	1,363,357	—	1,363,357
Agency Collateralized Mortgage Obligations	—	402,198	—	402,198
Investment Funds	591,537	—	—	591,537
				$107,998,056

See accompanying Notes to Financial Statements.

9

Portfolio of Investments

Touchstone High Yield Fund – March 31, 2015 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 98.0%

	Consumer Discretionary — 20.2%
$995,000	Albea Beauty Holdings SA
	(Luxembourg), 144a,
	8.375%, 11/1/19	$1,067,138
325,000	Allegion US Holding Co., Inc.,
	5.750%, 10/1/21	339,625
2,398,000	AMC Networks, Inc., 7.750%, 7/15/21	2,601,830
1,580,000	American Axle & Manufacturing, Inc.,
	6.250%, 3/15/21	1,662,950
21,000	Cablevision Systems Corp.,
	5.875%, 9/15/22	21,998
500,000	Cablevision Systems Corp.,
	8.000%, 4/15/20	566,250
203,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.250%, 3/15/21	207,821
832,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.250%, 9/30/22	850,720
291,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.750%, 9/1/23	304,095
870,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.500%, 4/30/21	913,500
369,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	394,369
1,033,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.000%, 1/15/19	1,074,320
2,712,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	2,857,770
1,356,000	Cimpress N.V. (Netherlands), 144a,
	7.000%, 4/1/22	1,372,950
1,219,000	Clear Channel Worldwide Holdings,
	Inc., 6.500%, 11/15/22	1,282,998
459,000	Cleopatra Finance Ltd. (Jersey), 144a,
	5.625%, 2/15/20	448,443
293,000	Cleopatra Finance Ltd. (Jersey), 144a,
	6.250%, 2/15/22	286,408
623,000	Cogeco Cable, Inc. (Canada), 144a,
	4.875%, 5/1/20	630,788
89,000	DISH DBS Corp., 6.750%, 6/1/21	94,785
1,093,000	DISH DBS Corp., 7.875%, 9/1/19	1,221,428
354,000	DR Horton, Inc., 3.750%, 3/1/19	358,425
595,000	DR Horton, Inc., 4.375%, 9/15/22	595,000
135,000	Family Tree Escrow LLC, 144a,
	5.250%, 3/1/20	141,412
336,000	Family Tree Escrow LLC, 144a,
	5.750%, 3/1/23	353,640
569,000	Gannett Co., Inc., 144a,
	4.875%, 9/15/21	580,380
320,000	Gannett Co., Inc., 144a,
	5.500%, 9/15/24	334,800
285,000	General Motors Co., 4.000%, 4/1/25	289,481
2,723,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	3,281,215
605,000	HCA, Inc., 5.375%, 2/1/25	634,494
586,000	HJ Heinz Co., 144a, 4.875%, 2/15/25	635,078
609,000	Lamar Media Corp., 5.875%, 2/1/22	640,972
1,192,000	Ltd. Brands, Inc., 5.625%, 2/15/22	1,311,200
1,310,000	Men's Wearhouse, Inc. (The), 144a,
	7.000%, 7/1/22	1,378,775
689,000	Meritage Homes Corp.,
	7.150%, 4/15/20	742,398
2,623,000	MGM Resorts International,
	5.250%, 3/31/20†	2,662,083
773,000	Netflix, Inc., 5.750%, 3/1/24	787,494
322,000	Netflix, Inc., 144a, 5.500%, 2/15/22	329,245
1,193,000	Netflix, Inc., 144a, 5.875%, 2/15/25	1,224,316
1,076,000	Penske Automotive Group, Inc.,
	5.375%, 12/1/24	1,108,280
1,321,000	Quebecor Media, Inc. (Canada),
	5.750%, 1/15/23	1,360,630
1,447,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 6.875%, 2/15/21	1,522,968
1,254,000	Royal Caribbean Cruises Ltd. (Liberia),
	5.250%, 11/15/22	1,332,375
620,000	Ryland Group, Inc. (The),
	5.375%, 10/1/22	618,450
250,000	Service Corp. International/US,
	5.375%, 5/15/24	261,250
158,000	Service Corp. International/US,
	7.000%, 6/15/17	172,220
485,000	Service Corp. International/US,
	8.000%, 11/15/21	572,300
321,000	Shea Homes LP / Shea Homes
	Funding Corp., 144a,
	5.875%, 4/1/23	326,618
321,000	Shea Homes LP / Shea Homes
	Funding Corp., 144a,
	6.125%, 4/1/25	323,408
1,641,000	Sinclair Television Group, Inc.,
	5.375%, 4/1/21	1,684,076
300,000	Sinclair Television Group, Inc.,
	6.375%, 11/1/21	317,250
899,000	Sirius XM Radio, Inc., 144a,
	5.250%, 8/15/22	948,445
509,000	Sirius XM Radio, Inc., 144a,
	5.875%, 10/1/20	530,632
1,223,000	Stackpole International Intermediate /
	Stackpole International Powder
	(Luxembourg), 144a,
	7.750%, 10/15/21	1,210,770
476,000	Standard Pacific Corp.,
	5.875%, 11/15/24	489,090
383,000	Standard Pacific Corp.,
	8.375%, 1/15/21	443,322
461,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	7.750%, 4/15/20	488,660
418,000	Tenneco, Inc., 6.875%, 12/15/20	443,080
773,000	Toll Brothers Finance Corp.,
	5.875%, 2/15/22	848,368
1,246,000	TRW Automotive, Inc., 144a,
	4.500%, 3/1/21	1,255,345

10

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.0% (Continued)

	Consumer Discretionary — (Continued)
$276,000	United Rentals North America, Inc.,
	4.625%, 7/15/23	$279,105
295,200	Virgin Media Secured Finance PLC
	(United Kingdom), 144a,
	5.375%, 4/15/21	309,591
1,390,000	VRX Escrow Corp. (Canada), 144a,
	5.875%, 5/15/23	1,424,750
1,390,000	VRX Escrow Corp. (Canada), 144a,
	6.125%, 4/15/25	1,438,650
		54,190,227

	Energy — 17.4%
348,000	Basic Energy Services, Inc.,
	7.750%, 10/15/22	257,520
306,000	Baytex Energy Corp. (Canada), 144a,
	5.125%, 6/1/21	280,755
600,000	Berry Petroleum Co., 6.750%, 11/1/20	487,500
1,970,000	Bill Barrett Corp., 7.000%, 10/15/22	1,712,669
1,606,000	Calfrac Holdings LP, 144a,
	7.500%, 12/1/20	1,425,325
2,841,000	California Resources Corp., 144a,
	5.500%, 9/15/21	2,520,535
1,336,000	Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	1,372,740
940,000	Chesapeake Energy Corp.,
	4.875%, 4/15/22†	881,250
81,000	Chesapeake Energy Corp.,
	5.375%, 6/15/21	78,570
645,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	665,962
1,133,000	Clayton Williams Energy, Inc.,
	7.750%, 4/1/19	1,053,690
154,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	6.375%, 3/15/24	133,210
1,049,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	1,051,622
259,000	CONSOL Energy, Inc., 5.875%, 4/15/22	234,395
362,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 6.125%, 3/1/22	364,715
595,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	580,807
2,494,000	Drill Rigs Holdings, Inc. (Marshall
	Islands), 144a, 6.500%, 10/1/17	1,995,200
650,000	FTS International, Inc., 144a,
	6.250%, 5/1/22	477,750
1,439,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 5.750%, 2/15/21	1,388,635
175,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 7.875%, 12/15/18	179,375
1,088,000	Gibson Energy, Inc. (Canada), 144a,
	6.750%, 7/15/21	1,109,760
1,273,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 7.625%, 4/15/21	1,323,920
1,377,000	Hornbeck Offshore Services, Inc.,
	5.000%, 3/1/21	1,094,715
2,803,000	Key Energy Services, Inc.,
	6.750%, 3/1/21	1,807,935
856,000	KLX, Inc., 144a, 5.875%, 12/1/22	853,860
3,025,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	2,578,812
403,000	MarkWest Energy Partners LP /
	MarkWest Energy Finance Corp.,
	4.875%, 12/1/24	412,027
2,654,000	MEG Energy Corp. (Canada), 144a,
	6.375%, 1/30/23	2,441,680
255,000	MEG Energy Corp. (Canada), 144a,
	6.500%, 3/15/21	235,875
227,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	246,862
859,000	Northern Blizzard Resources, Inc.
	(Canada), 144a, 7.250%, 2/1/22	785,985
581,000	NuStar Logistics LP, 4.800%, 9/1/20	570,832
541,000	Oasis Petroleum, Inc.,
	6.875%, 3/15/22†	527,475
484,000	Pacific Drilling SA (Luxembourg), 144a,
	5.375%, 6/1/20	387,200
2,152,000	Pacific Drilling V Ltd. (Virgin Islands),
	144a, 7.250%, 12/1/17	1,936,800
743,000	QEP Resources, Inc., 6.800%, 3/1/20	761,575
384,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 5.625%, 7/15/22	378,240
1,769,000	Sabine Pass Liquefaction LLC, 144a,
	5.625%, 3/1/25	1,749,099
467,000	Sanchez Energy Corp.,
	6.125%, 1/15/23	419,716
303,000	SandRidge Energy, Inc.,
	7.500%, 2/15/23	184,830
2,178,000	SandRidge Energy, Inc.,
	8.750%, 1/15/20	1,415,700
1,409,000	SemGroup Corp., 7.500%, 6/15/21	1,475,928
457,000	Seventy Seven Energy, Inc.,
	6.500%, 7/15/22	207,935
1,338,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	6.375%, 8/1/22	1,401,555
472,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 5.875%, 10/1/20	483,800
281,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 144a,
	6.250%, 10/15/22	290,835
1,580,000	Tullow Oil PLC (United Kingdom),
	144a, 6.000%, 11/1/20	1,374,600
113,000	Tullow Oil PLC (United Kingdom),
	144a, 6.250%, 4/15/22	97,745
1,714,000	Whiting Petroleum Corp.,
	5.000%, 3/15/19	1,684,005
1,522,000	Whiting Petroleum Corp.,
	5.750%, 3/15/21	1,510,585
		46,892,111

11

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.0% (Continued)

	Financials — 11.3%
$1,641,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland), 144a,
	3.750%, 5/15/19	$1,648,696
613,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland), 144a,
	4.500%, 5/15/21	633,689
312,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland), 144a,
	5.000%, 10/1/21	331,110
423,000	Aircastle Ltd. (Bermuda),
	6.250%, 12/1/19	465,038
604,000	Ally Financial, Inc., 8.000%, 12/31/18	682,520
2,640,000	Ally Financial, Inc., 8.000%, 11/1/31	3,432,000
1,084,000	Blue Racer Midstream LLC / Blue Racer
	Finance Corp., 144a,
	6.125%, 11/15/22	1,113,810
508,000	CBRE Services, Inc., 5.250%, 3/15/25	546,100
2,846,000	CIT Group, Inc., 5.000%, 8/15/22	2,920,708
394,000	Credit Acceptance Corp.,
	6.125%, 2/15/21	377,255
933,000	Credit Acceptance Corp., 144a,
	7.375%, 3/15/23	920,171
1,003,000	Crown Castle International Corp., REIT,
	5.250%, 1/15/23	1,053,150
1,318,000	CTR Partnership LP / CareTrust Capital
	Corp., 5.875%, 6/1/21	1,344,360
1,333,000	First Cash Financial Services, Inc.,
	6.750%, 4/1/21	1,372,990
303,000	General Motors Financial Co., Inc.,
	3.500%, 7/10/19	311,079
1,553,000	General Motors Financial Co., Inc.,
	4.375%, 9/25/21	1,649,426
233,000	International Lease Finance Corp.,
	4.625%, 4/15/21	241,155
710,000	International Lease Finance Corp.,
	5.875%, 8/15/22	788,100
770,000	International Lease Finance Corp.,
	6.250%, 5/15/19	841,225
2,115,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.875%, 5/1/21	2,276,269
226,000	Navient Corp., 5.000%, 10/26/20	221,762
231,000	Navient Corp., 5.875%, 10/25/24	215,985
800,000	Navient Corp. MTN, 5.500%, 1/15/19	816,000
1,360,000	Navient LLC MTN, 6.125%, 3/25/24	1,305,600
1,396,000	Navient LLC, MTN, 8.450%, 6/15/18	1,549,560
729,000	Ocwen Financial Corp., 144a,
	6.625%, 5/15/19	630,585
1,101,000	PHH Corp., 6.375%, 8/15/21	1,059,602
1,507,000	PHH Corp., 7.375%, 9/1/19	1,563,512
		30,311,457

	Telecommunication Services — 10.1%
200,000	Altice Financing SA (Luxembourg),
	144a, 6.625%, 2/15/23	206,000
334,000	CenturyLink, Inc., 5.625%, 4/1/20	350,700
537,000	CenturyLink, Inc., 5.800%, 3/15/22	559,151
1,436,000	CenturyLink, Inc., 6.450%, 6/15/21	1,549,085
702,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	746,752
648,000	CommScope, Inc., 144a,
	5.000%, 6/15/21	647,190
1,610,000	Frontier Communications Corp.,
	8.125%, 10/1/18	1,805,212
1,585,000	Frontier Communications Corp.,
	8.500%, 4/15/20	1,779,162
750,000	Intelsat Jackson Holdings SA
	(Luxembourg), 5.500%, 8/1/23	707,812
1,238,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 10/15/20	1,275,140
500,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.500%, 4/1/21	514,375
1,500,000	Nexstar Broadcasting, Inc., 144a,
	6.125%, 2/15/22	1,537,500
668,000	Sirius XM Radio, Inc., 144a,
	5.375%, 4/15/25	671,340
886,000	Softbank Corp. (Japan), 144a,
	4.500%, 4/15/20	904,828
945,000	Sprint Capital Corp., 6.900%, 5/1/19	976,894
223,000	Sprint Corp., 7.625%, 2/15/25	221,885
1,399,000	Sprint Nextel Corp., 6.000%, 11/15/22	1,329,050
592,000	Telecom Italia Capital SA
	(Luxembourg), 6.999%, 6/4/18	658,970
388,000	T-Mobile USA, Inc., 6.125%, 1/15/22	400,125
939,000	T-Mobile USA, Inc., 6.250%, 4/1/21	976,560
2,605,000	T-Mobile USA, Inc., 6.542%, 4/28/20	2,741,762
100,000	T-Mobile USA, Inc., 6.625%, 4/1/23	104,625
89,000	T-Mobile USA, Inc., 6.731%, 4/28/22	93,672
415,000	T-Mobile USA, Inc., 6.836%, 4/28/23	436,788
68,000	Univision Communications, Inc., 144a,
	5.125%, 5/15/23	69,020
85,000	Univision Communications, Inc., 144a,
	5.125%, 2/15/25	86,806
89,000	UPCB Finance III Ltd. (Cayman Islands),
	144a, 6.625%, 7/1/20	92,894
693,000	UPCB Finance IV Ltd. (Cayman Islands),
	144a, 5.375%, 1/15/25	693,000
1,119,000	UPCB Finance V Ltd. (Cayman Islands),
	144a, 7.250%, 11/15/21	1,204,324
599,000	UPCB Finance VI Ltd. (Cayman Islands),
	144a, 6.875%, 1/15/22	639,432
391,000	Videotron Ltd. (Canada),
	5.000%, 7/15/22	402,730
97,000	Windstream Corp., 6.375%, 8/1/23	87,058
2,370,000	Windstream Corp., 7.875%, 11/1/17	2,568,488
		27,038,330

	Industrials — 10.0%
1,362,000	ADT Corp. (The), 3.500%, 7/15/22	1,239,420
311,000	ADT Corp. (The), 6.250%, 10/15/21†	331,215
694,000	Alliant Techsystems, Inc., 144a,
	5.250%, 10/1/21	704,410
1,092,191	American Airlines 2013-2 Class B Pass
	Through Trust, 144a,
	5.600%, 7/15/20	1,141,339

12

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.0% (Continued)

	Industrials — (Continued)
$1,532,000	Amsted Industries, Inc., 144a,
	5.000%, 3/15/22	$1,541,575
712,000	Anixter, Inc., 5.125%, 10/1/21	731,580
1,659,000	Bombardier, Inc. (Canada), 144a,
	7.500%, 3/15/25	1,637,226
765,000	Calcipar SA (Luxembourg), 144a,
	6.875%, 5/1/18	774,562
884,000	DigitalGlobe, Inc., 144a,
	5.250%, 2/1/21	884,000
74,000	Iron Mountain, Inc., 8.375%, 8/15/21	77,052
1,902,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	2,063,670
1,664,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp.,
	7.250%, 2/15/21	1,597,440
482,000	Masco Corp., 4.450%, 4/1/25	497,665
731,000	Multi-Color Corp., 144a,
	6.125%, 12/1/22	760,240
1,374,000	Navios Maritime Holdings, Inc. /
	Navios Maritime Finance II US Inc.
	(Marshall Islands), 144a,
	7.375%, 1/15/22	1,281,255
432,000	NCL Corp. Ltd., 144a, 5.250%, 11/15/19	442,800
605,000	Nielsen Co. Luxembourg SARL (The)
	(Luxembourg), 144a,
	5.500%, 10/1/21	624,662
823,000	Nielsen Finance LLC / Nielsen Finance
	Co., 4.500%, 10/1/20	837,402
1,354,000	Nielsen Finance LLC / Nielsen Finance
	Co., 144a, 5.000%, 4/15/22	1,362,462
1,481,000	Rexel SA (France), 144a,
	5.250%, 6/15/20	1,553,199
65,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	71,825
800,000	Stena AB (Sweden), 144a,
	7.000%, 2/1/24	776,000
366,000	United Airlines 2014-2 Class B Pass
	Through Trust, 4.625%, 9/3/22	368,288
126,000	United Rentals North America, Inc.,
	5.750%, 7/15/18	131,355
284,000	United Rentals North America, Inc.,
	5.750%, 11/15/24	293,230
463,000	United Rentals North America, Inc.,
	7.375%, 5/15/20	500,329
818,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	894,892
2,283,000	URS Corp., 5.000%, 4/1/22	2,165,996
663,722	US Airways 2013-1 Class B Pass
	Through Trust, 5.375%, 11/15/21	691,930
1,012,000	West Corp., 144a, 5.375%, 7/15/22	989,230
		26,966,249

	Materials — 7.5%
1,649,000	Aleris International, Inc.,
	7.625%, 2/15/18	1,677,858
433,000	Aleris International, Inc.,
	7.875%, 11/1/20	440,578
267,000	Amsted Industries, Inc., 144a,
	5.375%, 9/15/24	267,000
2,513,000	ArcelorMittal (Luxembourg),
	6.000%, 8/5/20	2,666,921
89,000	ArcelorMittal (Luxembourg),
	6.250%, 3/1/21	94,562
460,000	ArcelorMittal (Luxembourg),
	7.000%, 2/25/22	503,700
1,428,000	Cascades, Inc. (Canada),
	7.875%, 1/15/20	1,480,658
30,000	Cascades, Inc. (Canada), 144a,
	5.500%, 7/15/22	30,450
943,000	Chemtura Corp., 5.750%, 7/15/21	955,966
1,589,000	First Quantum Minerals Ltd. (Canada),
	144a, 7.000%, 2/15/21	1,465,852
159,000	First Quantum Minerals Ltd. (Canada),
	144a, 7.250%, 10/15/19	148,665
544,000	First Quantum Minerals Ltd. (Canada),
	144a, 7.250%, 5/15/22	501,840
675,000	FMG Resources August 2006 Pty Ltd.
	(Australia), 144a, 6.875%, 4/1/22	498,656
702,000	HudBay Minerals, Inc. (Canada),
	9.500%, 10/1/20	730,080
1,715,000	Huntsman International LLC,
	4.875%, 11/15/20	1,715,000
1,111,000	JMC Steel Group, Inc., 144a,
	8.250%, 3/15/18	933,240
548,000	Lundin Mining Corp., 144a,
	7.500%, 11/1/20	568,550
365,000	Lundin Mining Corp., 144a,
	7.875%, 11/1/22	380,512
575,000	Novelis, Inc. (Canada),
	8.375%, 12/15/17	600,875
1,617,000	PolyOne Corp., 5.250%, 3/15/23	1,677,638
619,000	Steel Dynamics, Inc., 5.250%, 4/15/23	626,738
417,000	Steel Dynamics, Inc., 144a,
	5.125%, 10/1/21	419,606
275,000	United States Steel Corp.,
	7.375%, 4/1/20	279,208
1,185,000	Vulcan Materials Co., 7.500%, 6/15/21	1,422,000
		20,086,153

	Consumer Staples — 6.5%
747,000	ARAMARK Corp., 5.750%, 3/15/20	780,615
390,000	B&G Foods, Inc., 4.625%, 6/1/21	389,512
1,299,000	Barry Callebaut Services N.V.
	(Belgium), 144a, 5.500%, 6/15/23	1,381,486
155,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	156,162
1,553,000	Cenveo Corp., 144a, 6.000%, 8/1/19	1,455,938
395,000	Constellation Brands, Inc.,
	3.750%, 5/1/21	403,888
630,000	Constellation Brands, Inc.,
	4.250%, 5/1/23	648,112

13

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.0% (Continued)

	Consumer Staples — (Continued)
$1,326,000	Cott Beverages, Inc., 144a,
	6.750%, 1/1/20	$1,372,410
732,000	Harland Clarke Holdings Corp., 144a,
	6.875%, 3/1/20	744,810
705,000	Harland Clarke Holdings Corp., 144a,
	9.750%, 8/1/18	745,538
2,691,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	2,842,369
615,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 8.250%, 2/1/20	653,438
2,626,000	Post Holdings, Inc., 7.375%, 2/15/22	2,717,910
2,920,000	Tenet Healthcare Corp.,
	6.000%, 10/1/20	3,095,200
		17,387,388

	Health Care — 6.5%
1,412,000	Acadia Healthcare Co., Inc., 144a,
	5.625%, 2/15/23	1,436,710
2,769,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	2,935,140
200,000	CHS/Community Health Systems, Inc.,
	8.000%, 11/15/19	212,500
863,000	Grifols Worldwide Operations Ltd.
	(Ireland), 144a, 5.250%, 4/1/22	877,024
2,707,000	HCA, Inc., 6.500%, 2/15/20	3,048,082
1,003,000	Kindred Healthcare, Inc.,
	6.375%, 4/15/22	1,011,776
911,000	LifePoint Hospitals, Inc.,
	5.500%, 12/1/21	954,272
504,000	Omnicare, Inc., 4.750%, 12/1/22	520,380
1,455,000	Select Medical Corp., 6.375%, 6/1/21	1,439,541
750,000	Tenet Healthcare Corp.,
	4.750%, 6/1/20	760,080
1,363,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	1,192,625
829,000	Valeant Pharmaceuticals International
	(Canada), 144a, 5.500%, 3/1/23	835,218
19,000	Valeant Pharmaceuticals International
	(Canada), 144a, 6.375%, 10/15/20	19,736
1,913,000	Valeant Pharmaceuticals International
	(Canada), 144a, 6.750%, 8/15/18	2,015,824
101,000	Valeant Pharmaceuticals International
	(Canada), 144a, 6.750%, 8/15/21	105,545
		17,364,453

	Utilities — 4.4%
452,000	AES Corp., 5.500%, 3/15/24	450,870
380,000	AES Corp., 7.375%, 7/1/21	421,800
813,000	AES Corp. VA, 3.262%, 6/1/19(A)	808,935
693,000	AES Corp. VA, 5.500%, 4/15/25	686,070
1,046,000	Calpine Corp., 144a, 7.875%, 1/15/23	1,156,039
699,000	DPL, Inc., 7.250%, 10/15/21	742,688
356,000	Dynegy Finance I, Inc. / Dynegy
	Finance II Inc., 144a,
	6.750%, 11/1/19	368,460
356,000	Dynegy Finance I, Inc. / Dynegy
	Finance II Inc., 144a,
	7.625%, 11/1/24	372,910
500,000	GenOn Energy, Inc., 7.875%, 6/15/17	497,500
1,341,000	GenOn Energy, Inc., 9.500%, 10/15/18	1,367,820
1,698,000	InterGen NV (Netherlands), 144a,
	7.000%, 6/30/23	1,642,815
650,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 6.875%, 10/15/21	679,250
138,000	NRG Energy, Inc., 6.250%, 7/15/22	141,795
162,000	NRG Energy, Inc., 6.625%, 3/15/23	167,670
1,182,000	NRG Energy, Inc., 7.875%, 5/15/21	1,270,650
962,000	Sabine Pass LNG LP, 6.500%, 11/1/20	995,670
		11,770,942

	Information Technology — 4.1%
2,208,000	Activision Blizzard, Inc., 144a,
	5.625%, 9/15/21	2,351,520
50,000	Activision Blizzard, Inc., 144a,
	6.125%, 9/15/23	54,500
641,000	Audatex North America, Inc., 144a,
	6.000%, 6/15/21	677,858
306,000	Audatex North America, Inc., 144a,
	6.125%, 11/1/23	323,595
400,000	Cardtronics, Inc., 144a, 5.125%, 8/1/22	395,000
385,000	CDW LLC / CDW Finance Corp.,
	5.000%, 9/1/23	390,775
97,000	CDW LLC / CDW Finance Corp.,
	6.000%, 8/15/22	104,125
321,000	Equinix, Inc., 4.875%, 4/1/20	331,432
962,000	Equinix, Inc., 5.375%, 4/1/23	998,556
244,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	264,740
1,583,000	LIN Television Corp., 6.375%, 1/15/21	1,636,426
646,000	NCR Corp., 4.625%, 2/15/21	646,808
1,156,000	NCR Corp., 5.875%, 12/15/21	1,205,130
294,000	Sensata Technologies BV
	(Netherlands), 144a,
	4.875%, 10/15/23	302,085
1,293,000	ViaSat, Inc., 6.875%, 6/15/20	1,362,499
		11,045,049
	Total Corporate Bonds	$263,052,359

14

Touchstone High Yield Fund (Unaudited) (Continued)

		Market
Shares		Value

	Investment Funds — 1.5%
2,095,134	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.01%**∞Ω	$2,095,134
1,930,526	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	1,930,526
	Total Investment Funds	$4,025,660

	Total Investment Securities —99.5%
	(Cost $269,514,867)	$267,078,019

	Other Assets in
	Excess of Liabilities — 0.5%	1,465,115
	Net Assets — 100.0%	$268,543,134

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2015.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2015 was $2,024,795.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2015.

 Portfolio Abbreviations:

LLC - Limited Liability Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

LP - Limited Partnership

MTN -Medium Term Note

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities were valued at $96,080,781 or 35.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$263,052,359	$—	$263,052,359
Investment Funds	4,025,660	—	—	4,025,660
				$267,078,019

See accompanying Notes to Financial Statements.

15

Portfolio of Investments

Touchstone Institutional Money Market Fund – March 31, 2015 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	U.S. Government Agency Obligations — 38.5%
$9,800,000	FHLB Discount Notes#	0.055%	04/06/15	$9,799,925
30,000,000	FHLB Discount Notes#	0.030	04/08/15	29,999,825
7,000,000	FHLB Discount Notes#	0.060	04/10/15	6,999,895
24,702,000	FHLB Discount Notes#	0.040	04/22/15	24,701,424
5,000,000	FAMC Discount Notes#	0.065	04/29/15	4,999,747
10,000,000	FHLB Discount Notes#	0.040	05/29/15	9,999,356
1,689,655	Overseas Private Investment Corp.(A)(B)	0.110	03/15/17	1,689,655
20,000,000	Overseas Private Investment Corp.(A)(B)	0.110	06/15/17	20,000,000
10,000,000	Overseas Private Investment Corp.(A)(B)	0.110	06/15/17	10,000,000
2,961,467	Overseas Private Investment Corp.(A)(B)	0.110	10/20/17	2,961,467
2,052,000	Overseas Private Investment Corp.(A)(B)	0.110	12/15/19	2,052,000
13,000,000	Overseas Private Investment Corp.(A)(B)	0.110	12/16/19	13,000,000
14,200,000	Overseas Private Investment Corp.(A)(B)	0.110	09/15/20	14,200,000
7,770,272	Overseas Private Investment Corp.(A)(B)	0.110	01/15/21	7,770,272
6,279,200	Overseas Private Investment Corp.(A)(B)	0.110	01/15/21	6,279,200
5,052,632	Overseas Private Investment Corp.(A)(B)	0.110	03/15/24	5,052,632
4,208,374	Overseas Private Investment Corp.(A)(B)	0.110	03/15/24	4,208,374
1,578,947	Overseas Private Investment Corp.(A)(B)	0.110	03/15/24	1,578,947
6,491,220	Overseas Private Investment Corp.(A)(B)	0.110	06/15/24	6,491,220
4,000,000	Overseas Private Investment Corp.(A)(B)	0.110	07/15/25	4,000,000
11,200,000	Overseas Private Investment Corp.(A)(B)	0.110	01/15/30	11,200,000
6,669,850	Overseas Private Investment Corp.(A)(B)	0.110	09/30/31	6,669,850
4,678,850	Overseas Private Investment Corp.(A)(B)	0.110	09/30/31	4,678,850
4,479,750	Overseas Private Investment Corp.(A)(B)	0.110	09/30/31	4,479,750
3,982,000	Overseas Private Investment Corp.(A)(B)	0.110	09/30/31	3,982,000
3,384,700	Overseas Private Investment Corp.(A)(B)	0.110	09/30/31	3,384,700
2,736,879	Overseas Private Investment Corp.(A)(B)	0.110	09/30/31	2,736,879
3,270,000	Overseas Private Investment Corp.(A)(B)	0.110	10/15/33	3,270,000
4,500,000	Overseas Private Investment Corp.(A)(B)	0.110	06/15/34	4,500,000
	Total U.S. Government Agency Obligations			$230,685,968

	Commercial Paper — 24.5%
12,200,000	Nstar Electric Cp(C)	0.340	04/01/15	12,200,000
25,000,000	Bank Toyko-Mit UFJ Cp(C)	0.160	04/02/15	24,999,889
24,300,000	Du Pont Cp(C)	0.120	04/06/15	24,299,595
15,600,000	Nstar Electric Cp(C)	0.320	04/07/15	15,599,168
25,000,000	Toyota Motor Credit Corp. Cp(C)	0.100	04/10/15	24,999,375
25,000,000	Wal-Mart Cp(C)	0.060	04/13/15	24,999,417
20,000,000	Exxon Mobil Cp(C)	0.070	05/01/15	19,998,833
	Total Commercial Paper			$147,096,277

	Variable Rate Demand Notes(B) — 6.6%
40,000	New Belgium Brewing Co., Inc.	0.220	07/01/15	40,000
10,000	CA St Infrastructure & Saddleback Vy Ser 2010 (LOC: East West Bank, FHLMC)	0.180	12/01/15	10,000
15,000	Jefferson Land Development Ltd. US Domestic Ser 1997	0.320	10/01/16	15,000
300,000	Orange City IA IDR (Vogel Enterprises Limited) Ser 2002 (LOC: U.S. Bank NA)	0.060	04/01/17	300,000
135,000	Crystal Clinic	0.200	04/01/20	135,000
885,000	QC Reprographics LLC	0.300	02/28/21	885,000
2,001,000	CHS Properties, Inc. Ser 2006	0.160	06/01/21	2,001,000
42,000	Progress Industrial Properties, Inc.	0.200	01/01/22	42,000
1,370,000	Odenton Baptist Church	0.340	07/01/22	1,370,000
4,500,000	Penco Products, Inc. 144a	0.190	09/01/22	4,500,000

16

Touchstone Institutional Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(B) — 6.6% (Continued)
$16,000	Campus Research Corp. Ser A	0.170%	06/01/23	$16,000
1,600,000	Jackson Co MS Port Fac Reven Adj Ref Chevron Usa Inc Proj	0.010	06/01/23	1,600,000
240,000	First Church of Christ Christian, Inc. Ser 06-A	0.300	04/01/26	240,000
130,000	First Church of Christ Christian, Inc. Ser 06-B	0.300	04/01/26	130,000
30,000	Heart Property LLC Project	0.200	07/01/26	30,000
1,500,000	Lower Neches Vly TX Auth Indl Adj Mobil Oil Refining Corp Proj	0.030	04/01/29	1,500,000
3,200,000	MS St Business Fin Co (Chevron USA, Inc. Proj) Ser A Ser 2007	0.030	12/01/30	3,200,000
800,000	Allen Co OH Hosp Facs Rev Catholic Healthcare Ser 2010 C (LOC: Union Bank NA)	0.030	06/01/34	800,000
1,950,000	Huntingburg IN Mf Rev Adj Hsg Lincoln Vlg Apts Proj Ser 2000 (LOC: FHLB)	0.185	07/01/35	1,950,000
1,300,000	MS St Business Fin Co Chevron USA Inc Ser 2010 I	0.010	11/01/35	1,300,000
7,850,000	MS St Business Fin Co Chevron Usa Ser D	0.010	11/01/35	7,850,000
10,000	Pickerington Church of the Nazarene	0.220	07/01/38	10,000
1,100,000	OH St Hgr Edl Fac Comm Hosp Cleveland Clinic Hlth Sys Ser 2013 (LIQ: Bank of NY Mellon Trust)	0.010	01/01/39	1,100,000
145,000	CA St Hlth Facs Fing A Txbl Variable Social Model Rec Ser 2014 (LOC: Preferred Bank)	0.220	04/01/39	145,000
100,000	New York HFA (West 37Th Street) Ser 2008 (LIQ: FHLMC)	0.070	05/01/42	100,000
64,000	Schreiber Capital Co. LLC Ser 2006	0.170	04/01/46	64,000
10,000,000	Monroe Co GA Dev Auth Poll Control Rev (GA Pwr Co Scherer Proj) Ser 2008	0.030	11/01/48	10,000,000
86,000	YMCA of Northwoods (The)	0.220	05/01/54	86,000
	Total Variable Rate Demand Notes			$39,419,000

	Municipal Bond — 0.3%
1,750,000	Riverside OH Rev BANS Txbl Bldg Acquistion Revenue Notes Ser 2014	1.250	04/23/15	1,750,522

	Corporate Bond — 0.2%
1,050,000	US Bancorp MN	3.125	04/01/15	1,050,000

	Repurchase Agreements — 14.4%
46,000,000	BMO Capital, 0.08%, dated 03/31/15, matures on 04/01/15, repurchase price $46,000,102 (collateralized by various U.S. Treasury Notes, ranging in par value from $5,000 - $46,336,500, 0.000% - 0.085%, 06/18/15 - 10/31/16, total market value $46,920,070)	0.080	04/01/15	46,000,000
40,000,000	Wells Fargo, 0.12%, dated 03/31/15, matures on 04/01/15, repurchase price $40,000,133 (collateralized by a U.S Treasury Note, par value $39,257,500, 2.375%, 08/15/24, total market value $40,800,035)	0.120	04/01/15	40,000,000
	Total Repurchase Agreements			$86,000,000
	Total Investment Securities —84.5%
	(Cost $506,001,767)			$506,001,767

	Other Assets in Excess of Liabilities — 15.5%			93,133,140
	Net Assets — 100.0%			$599,134,907

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2015.

(B)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

(C)	Rate reflects yield at the time of purchase.

#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.

17

Touchstone Institutional Money Market Fund (Unaudited) (Continued)

Portfolio Abbreviations:

BANS - Bond Anticipation Notes

FAMC - Federal Agricultural Mortgage Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

HFA - Housing Finance Agency

IDR - Industrial Development Revenue

LIQ - Liquidity Facility

LLC - Limited Liability Company

LOC - Letter of Credit

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, this security was valued at $4,500,000 or 0.8% of net assets. This security was deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$230,685,968	$—	$230,685,968
Commercial Paper	—	147,096,277	—	147,096,277
Repurchase Agreements	—	86,000,000	—	86,000,000
Variable Rate Demand Notes	—	39,419,000	—	39,419,000
Municipal Bond	—	1,750,522	—	1,750,522
Corporate Bond	—	1,050,000	—	1,050,000
				$506,001,767

See accompanying Notes to Financial Statements.

18

Portfolio of Investments

Touchstone Money Market Fund – March 31, 2015 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	U.S. Government Agency Obligations — 41.5%
$9,935,000	FHLB Discount Notes#	0.030%	04/02/15	$9,934,992
9,361,000	FHLB Discount Notes#	0.055	04/06/15	9,360,927
15,800,000	FHLB Discount Notes#	0.030	04/08/15	15,799,891
10,000,000	FAMC Discount Notes#	0.065	04/29/15	9,999,494
7,900,000	FHLB Discount Notes#	0.060	05/27/15	7,899,263
17,500,000	FHLB Discount Notes#	0.040	05/29/15	17,498,872
1,737,931	Overseas Private Investment Corp.(A)(B)	0.110	03/15/17	1,737,931
1,379,306	Overseas Private Investment Corp.(A)(B)	0.110	03/15/17	1,379,306
1,269,200	Overseas Private Investment Corp.(A)(B)	0.110	10/20/17	1,269,200
2,000,000	Overseas Private Investment Corp.(A)(B)	0.110	12/16/19	2,000,000
9,700,000	Overseas Private Investment Corp.(A)(B)	0.110	09/15/20	9,700,000
2,104,187	Overseas Private Investment Corp.(A)(B)	0.110	03/15/24	2,104,187
10,500,000	Overseas Private Investment Corp.(A)(B)	0.110	07/15/25	10,500,000
1,100,000	Overseas Private Investment Corp.(A)(B)	0.110	01/15/30	1,100,000
2,880,000	Overseas Private Investment Corp.(A)(B)	0.110	05/15/30	2,880,000
2,289,650	Overseas Private Investment Corp.(A)(B)	0.110	09/30/31	2,289,650
1,891,450	Overseas Private Investment Corp.(A)(B)	0.110	09/30/31	1,891,450
1,343,559	Overseas Private Investment Corp.(A)(B)	0.110	09/30/31	1,343,559
9,017,094	Overseas Private Investment Corp.(A)(B)	0.110	10/15/32	9,017,094
2,100,000	Overseas Private Investment Corp.(A)(B)	0.110	06/01/33	2,100,000
5,100,000	Overseas Private Investment Corp.(A)(B)	0.110	06/15/34	5,100,000
	Total U.S. Government Agency Obligations			$124,905,816

	Commercial Paper — 22.6%
6,800,000	Nstar Electric(C)	0.340	04/01/15	6,800,000
12,000,000	Bank Toyko-Mit UFJ(C)	0.160	04/02/15	11,999,947
9,100,000	Du Pont(C)	0.120	04/06/15	9,099,848
1,200,000	Nstar Electric(C)	0.320	04/07/15	1,199,936
2,000,000	Nstar Electric(C)	0.320	04/08/15	1,999,876
12,000,000	Toyota Motor Credit Corp.(C)	0.100	04/10/15	11,999,700
10,000,000	Wal-Mart(C)	0.060	04/13/15	9,999,767
10,000,000	Exxon Mobil(C)	0.070	05/01/15	9,999,417
2,100,000	Chevron Corp.(C)	0.100	05/20/15	2,099,714
3,000,000	PNC Bank(C)	0.220	06/08/15	2,998,753
	Total Commercial Paper			$68,196,958

	Variable Rate Demand Notes(B) — 14.6%
60,000	Plymouth WI IDR (Wis Plastic Prods Inc Proj) Ser 1998 (LOC: Bank First National)	0.070	05/01/18	60,000
55,000	WA St Hsg Fin Commission Brittany Pk Ser 1998 B (LIQ: FNMA)	0.200	11/01/21	55,000
28,000	Progress Industrial Properties, Inc. US Domestic Ser 2002	0.200	01/01/22	28,000
27,000	Campus Research Corp. US Domestic Ser 2002	0.170	06/01/23	26,999
70,000	Dick Masheter Ford, Inc. US Domestic Ser 2003	0.200	07/01/23	70,000
1,750,000	VT St Edl & Hlth Bldg (Brattleboro Mem Hosp Proj) Ser 2008 A (LOC: TD Banknorth NA)	0.010	10/01/28	1,750,000
70,000	M&P Richfield LLC Ser 2001	0.200	11/01/28	70,000
10,400,000	Lower Neches Valley IDA Corp Adj Mobil Oil Refining Corp Pj	0.030	04/01/29	10,400,000
260,000	Alameda Co CA IDA Plastikon Inds B Ser 2013 (LOC: Comerica Bank)	0.210	07/01/30	260,000
4,390,000	MS St Business Fin Corp. (Chevron USA Inc Proj) Ser 2007 A	0.030	12/01/30	4,390,000
3,700,000	City of New York Subser Ser 2004 H 1 (LOC: Bank of NY Mellon)	0.010	03/01/34	3,700,000
2,860,000	Allen Co OH Hosp Facs Rev Catholic Healthcare Ser 2010 C (LOC: Union Bank NA)	0.030	06/01/34	2,860,000
6,700,000	MS St Business Fin CO Chevron USA Inc Ser 2010 L	0.020	11/01/35	6,700,000

19

Touchstone Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(B) — 14.6% (Continued)
$3,800,000	New York NY UTGO Ser 2013 (LOC: Bank Of NY Mellon Trust)	0.010%	04/01/36	$3,800,000
7,115,000	Sarasota Co FL Public Hosp D Ref Sarasota Mem Hosp Ser 2008 A (LOC: Northern Trust Company)	0.010	07/01/37	7,115,000
2,600,000	OH St Hgr Edl Fac Comm Hosp Cleveland Clinic Hlth Sys Ser 2013 (LIQ: Bank of NY Mellon Trust)	0.010	01/01/39	2,600,000
35,000	Montgomery Co OH Rev Miami VY Hosp Ser 2011 C (SPA: Wells Fargo Bank NA)	0.010	11/15/39	35,000
61,000	Schreiber Capital Co. LLC US Domestic Ser 2006	0.170	04/01/46	61,000
39,000	YMCA of Northwoods (The)	0.220	05/01/54	39,000
	Total Variable Rate Demand Notes			$44,019,999

	Municipal Bond — 0.4%
1,200,000	Upper Arlington OH Txbl Land Acq LTGO Ser 2014	0.300	04/15/15	1,200,000

	Corporate Bonds — 0.2%
450,000	US Bancorp MN	3.125	04/01/15	450,000
100,000	Caterpillar Financial Services Corp. MTN	1.100	05/29/15	100,131
	Total Corporate Bonds			$550,131

	Total Investment Securities —79.3%
	(Cost $238,872,904)			$238,872,904

	Other Assets in Excess of Liabilities — 20.7%			62,333,280

	Net Assets — 100.0%			$301,206,184

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2015.

(B)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

(C)	Rate reflects yield at the time of purchase.

#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.

Portfolio Abbreviations:

FAMC - Federal Agricultural Mortgage Corporation

FHLB - Federal Home Loan Bank

FNMA - Federal National Mortgage Association

IDA - Industrial Development Authority/Agency

IDR - Industrial Development Revenue

LIQ - Liquidity Facility

LLC - Limited Liability Company

LOC - Letter of Credit

LTGO - Limited Tax General Obligation

MTN - Medium Term Note

20

Touchstone Money Market Fund (Unaudited) (Continued)

SPA - Stand-by Purchase Agreement

UTGO - Unlimited Tax General Obligation

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$124,905,816	$—	$124,905,816
Commercial Paper	—	68,196,958	—	68,196,958
Variable Rate Demand Notes	—	44,019,999	—	44,019,999
Municipal Bond	—	1,200,000	—	1,200,000
Corporate Bonds	—	550,131	—	550,131
				$238,872,904

See accompanying Notes to Financial Statements.

21

This page intentionally left blank.

22

Statements of Assets and Liabilities

March 31, 2015 (Unaudited)

			Touchstone		Touchstone
	Touchstone	Touchstone	Institutional		Money
	Active Bond	High Yield	Money Market		Market
	Fund	Fund	Fund		Fund
Assets
Investments, at cost	$105,107,914	$269,514,867	$506,001,767		$238,872,904
Affiliated securities, at market value	$503,551	$1,930,526	$—		$—
Non-affiliated securities, at market value	107,494,505	265,147,493	420,001,767	(B)	238,872,904	(B)
Repurchase Agreement	—	—	86,000,000	(B)	—
Investments, at market value (A)	$107,998,056	$267,078,019	$506,001,767	(B)	$238,872,904	(B)
Cash	—	33,614	44,543		568
Dividends and interest receivable	766,932	4,361,587	61,956		24,009
Receivable for capital shares sold	19,764	806,437	30		148,993
Receivable for investments sold	1,197	222,870	93,539,937		62,241,442
Receivable for securities lending income	130	830	—		—
Receivable from Investment Advisor	—	—	—		54,586
Other assets	19,702	21,313	32,182		13,704
Total Assets	108,805,781	272,524,670	599,680,415		301,356,206

Liabilities
Dividends payable	—	—	64		8
Payable for return of collateral for securities on loan	87,986	2,095,134	—		—
Payable for capital shares redeemed	100,161	225,269	472,800		6,677
Payable for investments purchased	—	1,379,070	—		—
Payable to Investment Advisor	33,552	104,239	42,722		—
Payable to other affiliates	8,180	60,935	—		39,317
Payable to Trustees	3,210	3,210	1,045		1,043
Payable to Transfer Agent	43,846	69,255	1,114		70,178
Payable for reports to shareholders	19,491	24,317	3,192		19,232
Payable for professional services	9,070	13,676	14,673		11,709
Other accrued expenses and liabilities	8,521	6,431	9,898		1,858
Total Liabilities	314,017	3,981,536	545,508		150,022

Net Assets	$108,491,764	$268,543,134	$599,134,907		$301,206,184

Net assets consist of:
Paid-in capital	$179,793,811	$269,859,389	$599,151,967		$301,207,082
Accumulated net investment income (loss)	(69,193)	2,610	713		(39)
Accumulated net realized gains (losses) on investments	(74,122,996)	1,117,983	(17,773)		(859)
Net unrealized appreciation (depreciation) on investments	2,890,142	(2,436,848)	—		—
Net Assets	$108,491,764	$268,543,134	$599,134,907		$301,206,184

(A) Includes market value of securities on loan of:	$85,649	$2,024,795	$—		$—
(B)Valued at amortized cost.

See accompanying Notes to Financial Statements.

23

Statements of Assets and Liabilities (Unaudited) (Continued)

			Touchstone
	Touchstone	Touchstone	Institutional	Touchstone
	Active Bond	High Yield	Money Market	Money Market
	Fund	Fund	Fund	Fund

Pricing of Class A Shares
Net assets applicable to Class A shares	$30,698,943	$37,462,897	$—	$48,521,106
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,906,950	4,320,359	—	48,524,877
Net asset value and redemption price per share*	$10.56	$8.67	$—	$1.00
Maximum sales charge - Class A Shares	4.75%	4.75%	—	—
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share - Class A Shares	$11.09	$9.10	$—	$—

Pricing of Class C Shares
Net assets applicable to Class C shares	$8,005,573	$30,055,740	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	815,193	3,473,039	—	—
Net asset value, offering price per share**	$9.82	$8.65	$—	$—

Pricing of Class S Shares
Net assets applicable to Class S shares	$—	$—	$—	$252,685,078
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	—	—	252,715,317
Net asset value, offering price and redemption price per share	$—	$—	$—	$1.00

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$60,996,532	$140,656,892	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,778,437	15,807,883	—	—
Net asset value, offering price and redemption price per share	$10.56	$8.90	$—	$—

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$8,790,716	$60,367,605	$599,134,907	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	833,116	6,788,998	599,143,166	—
Net asset value, offering price and redemption price per share	$10.55	$8.89	$1.00	$—

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held.

See accompanying Notes to Financial Statements.

24

Statements of Operations

For the Six Months Ended March 31, 2015 (Unaudited)

			Touchstone	Touchstone
	Touchstone	Touchstone	Institutional	Money
	Active Bond	High Yield	Money	Market
	Fund	Fund	Market Fund	Fund
Investment Income
Dividends from affiliated securities	$251	$340	$—	$—
Dividends from non-affiliated securities	54,009	—	—	—
Interest	1,634,968	8,177,441	533,431	254,613
Income from securities loaned	2,939	3,037	—	—
Total Investment Income	1,692,167	8,180,818	533,431	254,613
Expenses
Investment advisory fees	254,987	715,861	688,847	696,164
Administration fees	80,977	211,460	536,950	250,493
Compliance fees and expenses	876	876	568	568
Custody fees	5,695	9,371	32,059	8,398
Professional fees	13,031	16,869	22,624	15,804
Transfer Agent fees, Class A	20,594	23,588	—	22,602
Transfer Agent fees, Class C	4,801	11,990	—	—
Transfer Agent fees, Class S	—	—	—	141,704
Transfer Agent fees, Class Y	36,966	73,385	—	—
Transfer Agent fees, Institutional Class	58	2,129	1,276	—
Registration fees, Class A	7,687	9,023	—	8,317
Registration fees, Class C	6,273	6,781	—	—
Registration fees, Class S	—	—	—	3,488
Registration fees, Class Y	8,451	10,942	—	—
Registration fees, Institutional Class	6,774	3,817	8,018	—
Reports to Shareholders, Class A	4,366	5,330	—	4,160
Reports to Shareholders, Class C	3,339	4,260	—	—
Reports to Shareholders, Class S	—	—	—	19,091
Reports to Shareholders, Class Y	3,518	5,705	—	—
Reports to Shareholders, Institutional Class	2,801	3,013	3,475	—
Distribution expenses, Class A	36,430	47,321	—	81,102
Distribution and shareholder servicing expenses, Class C	42,068	152,236	—	—
Distribution and shareholder servicing expenses, Class S	—	—	—	460,585
Trustee fees	6,240	6,240	4,074	4,073
Other expenses	39,245	45,881	19,905	21,030
Total Expenses	585,177	1,366,078	1,317,796	1,737,579
Fees waived and/or reimbursed by the Advisor and/or Affiliates(A)	(164,892)	(83,704)	(819,571)	(1,499,194)
Net Expenses	420,285	1,282,374	498,225	238,385

Net Investment Income	1,271,882	6,898,444	35,206	16,228
Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments	828,407	1,134,681	16,302	981
Net change in unrealized appreciation (depreciation) on investments	487,382	(4,810,929)	—	—
Net Realized and Unrealized Gains (Losses) on Investments	1,315,789	(3,676,248)	16,302	981

Change in Net Assets Resulting from Operations	$2,587,671	$3,222,196	$51,508	$17,209

(A)See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

25

Statements of Changes in Net Assets

	Touchstone Active Bond Fund		Touchstone High Yield Fund
	For the	For the	For the	For the
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	March 31, 2015	September 30,	March 31, 2015	September 30,
	(Unaudited)	2014	(Unaudited)	2014
From Operations
Net investment income	$1,271,882	$3,249,278	$6,898,444	$16,636,621
Net realized gain on investments	828,407	700,573	1,134,681	5,479,606
Net change in unrealized appreciation (depreciation) on investments	487,382	745,062	(4,810,929)	39,541
Change in Net Assets from Operations	2,587,671	4,694,913	3,222,196	22,155,768
Distributions to Shareholders from:
Net investment income, Class A	(388,344)	(992,804)	(951,007)	(2,716,456)
Net investment income, Class C	(89,502)	(255,445)	(650,352)	(1,480,077)
Net investment income, Class S	—	—	—	—
Net investment income, Class Y	(880,632)	(1,932,446)	(3,867,218)	(9,529,837)
Net investment income, Institutional Class	(121,536)	(269,894)	(1,488,127)	(2,986,573)
Net realized gains, Class A	—	—	(600,485)	—
Net realized gains, Class C	—	—	(497,039)	—
Net realized gains, Class Y	—	—	(2,409,429)	—
Net realized gains, Institutional Class	—	—	(879,275)	—
Total Distributions	(1,480,014)	(3,450,589)	(11,342,932)	(16,712,943)

Net Increase (Decrease) from Share Transactions(A)	2,582,888	(8,964,355)	(17,470,436)	(42,121,015)
Total Increase (Decrease) in Net Assets	3,690,545	(7,720,031)	(25,591,172)	(36,678,190)

Net Assets
Beginning of period	104,801,219	112,521,250	294,134,306	330,812,496
End of period	$108,491,764	$104,801,219	$268,543,134	$294,134,306
Accumulated Net Investment Income (Loss)	$(69,193)	$138,938	$2,610	$60,870

(A) For details of share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 28-31.

See accompanying Notes to Financial Statements.

26

Statements of Changes in Net Assets (Continued)

Touchstone Institutional Money Market Fund		Touchstone Money Market Fund
For the	For the	For the	For the
Six Months	Year	Six Months	Year
Ended	Ended	Ended	Ended
March 31, 2015	September 30,	March 31, 2015	September 30,
(Unaudited)	2014	(Unaudited)	2014

$35,206	$71,335	$16,228	$29,809
16,302	2,799	981	954

—	—	—	—
51,508	74,134	17,209	30,763

—	—	(3,099)	(5,366)
—	—	—	—
—	—	(13,161)	(24,446)
—	—	—	—
(34,495)	(71,589)	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
(34,495)	(71,589)	(16,260)	(29,812)

(258,302,734)	305,244,935	(26,270,394)	42,731,794
(258,285,721)	305,247,480	(26,269,445)	42,732,745

857,420,628	552,173,148	327,475,629	284,742,884
$599,134,907	$857,420,628	$301,206,184	$327,475,629
$713	$2	$(39)	$(7)

27

Statements of Changes in Net Assets - Capital Stock Activity

	Touchstone Active Bond Fund
	For the Six Months Ended March 31, 2015 (Unaudited)		For the Year Ended September 30, 2014
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	382,246	$4,025,636	206,225	$2,158,105
Reinvestment of distributions	30,804	323,598	82,472	861,860
Cost of Shares redeemed	(273,258)	(2,870,374)	(875,198)	(9,147,976)
Change from Class A Share Transactions	139,792	1,478,860	(586,501)	(6,128,011)
Class C
Proceeds from Shares issued	24,151	235,487	65,046	636,541
Reinvestment of distributions	6,106	59,666	16,495	160,568
Cost of Shares redeemed	(111,781)	(1,092,421)	(361,071)	(3,509,874)
Change from Class C Share Transactions	(81,524)	(797,268)	(279,530)	(2,712,765)
Class Y
Proceeds from Shares issued	744,691	7,813,782	1,655,395	17,345,317
Reinvestment of distributions	56,937	597,994	116,032	1,212,888
Cost of Shares redeemed	(743,991)	(7,811,038)	(1,760,277)	(18,375,811)
Change from Class Y Share Transactions	57,637	600,738	11,150	182,394
Institutional Class
Proceeds from Shares issued	220,236	2,299,158	179,038	1,874,156
Reinvestment of distributions	7,206	75,640	24,907	260,127
Cost of Shares redeemed	(102,288)	(1,074,240)	(233,058)	(2,440,256)
Change from Institutional Class Share Transactions	125,154	1,300,558	(29,113)	(305,973)

Change from Share Transactions	241,059	$2,582,888	(883,994)	$(8,964,355)

See accompanying Notes to Financial Statements.

28

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone High Yield Fund
For the Six Months Ended March 31, 2015 (Unaudited)		For the Year Ended September 30, 2014
Shares	Dollars	Shares	Dollars

986,207	$8,733,548	1,082,596	$9,801,570
134,984	1,163,673	227,822	2,066,163
(1,252,220)	(11,002,443)	(3,090,688)	(28,130,791)
(131,029)	(1,105,222)	(1,780,270)	(16,263,058)

198,315	1,727,148	459,789	4,183,086
109,206	938,142	128,970	1,167,418
(450,352)	(3,918,557)	(918,244)	(8,322,750)
(142,831)	(1,253,267)	(329,485)	(2,972,246)

3,841,907	34,794,489	6,227,784	57,886,926
369,583	3,255,862	575,053	5,340,178
(6,582,286)	(58,756,860)	(9,430,332)	(87,716,124)
(2,370,796)	(20,706,509)	(2,627,495)	(24,489,020)

1,598,225	14,134,389	860,123	7,978,864
249,805	2,207,774	309,376	2,872,784
(1,218,477)	(10,747,601)	(989,990)	(9,248,339)
629,553	5,594,562	179,509	1,603,309

(2,015,103)	$(17,470,436)	(4,557,741)	$(42,121,015)

29

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Institutional Money Market Fund
	For the Six Months Ended March 31, 2015 (Unaudited)		For the Year Ended September 30, 2014
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	—	$—	—	$—
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	—	—	—	—
Change from Class A Share Transactions	—	—	—	—
Class S
Proceeds from Shares issued	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	—	—	—	—
Change from Class S Share Transactions	—	—	—	—
Institutional Class
Proceeds from Shares issued	4,364,378,202	4,364,378,202	9,065,889,458	9,065,889,458
Reinvestment of distributions	34,044	34,044	65,353	65,353
Cost of Shares redeemed	(4,622,714,980)	(4,622,714,980)	(8,760,709,887)	(8,760,709,876)
Change from Institutional Class Share Transactions	(258,302,734)	(258,302,734)	305,244,924	305,244,935

Change from Share Transactions	(258,302,734)	$(258,302,734)	305,244,924	$305,244,935

See accompanying Notes to Financial Statements.

30

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Money Market Fund
For the Six Months Ended March 31, 2015 (Unaudited)		For the Year Ended September 30, 2014
Shares	Dollars	Shares	Dollars

28,499,264	$28,499,264	81,465,850	$81,465,850
3,063	3,063	5,328	5,328
(45,511,997)	(45,511,997)	(64,111,063)	(64,111,063)
(17,009,670)	(17,009,670)	17,360,115	17,360,115

139,092,921	139,092,921	289,803,405	289,803,405
13,020	13,020	24,209	24,209
(148,366,665)	(148,366,665)	(264,455,935)	(264,455,935)
(9,260,724)	(9,260,724)	25,371,679	25,371,679

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

(26,270,394)	$(26,270,394)	42,731,794	$42,731,794

31

Financial Highlights

Touchstone Active Bond Fund —Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2015		Year Ended September 30,
	(Unaudited)		2014	2013	2012		2011	2010
Net asset value at beginning of period	$10.45		$10.33	$10.89	$10.46		$10.41	$9.76
Income (loss) from investment operations:
Net investment income	0.12		0.32	0.30	0.30		0.39	0.39
Net realized and unrealized gains (losses) on investments	0.13		0.13	(0.38)	0.46		0.10	0.67
Total from investment operations	0.25		0.45	(0.08)	0.76		0.49	1.06
Distributions from:
Net investment income	(0.14)		(0.33)	(0.36)	(0.33)		(0.44)	(0.41)
Realized capital gains	—		—	(0.12)	—		—	—
Total distributions	(0.14)		(0.33)	(0.48)	(0.33)		(0.44)	(0.41)
Net asset value at end of period	$10.56		$10.45	$10.33	$10.89		$10.46	$10.41
Total return(A)	2.40	%(B)	4.41%	(0.85%)	7.47%		4.80%	11.10%
Ratios and supplemental data:
Net assets at end of period (000's)	$30,699		$28,920	$34,635	$79,208		$41,663	$44,107
Ratio to average net assets:
Net expenses	0.90	%(C)	0.86%	0.83%	0.87%		0.90%	0.90%
Gross expenses	1.23	%(C)	1.28%	1.18%	1.23%		1.28%	1.28%
Net investment income	2.29	%(C)	2.99%	2.94%	2.72%		3.80%	3.91%
Portfolio turnover rate	141	%(B)	281%	353%	525	%(D)	319%	370%

Touchstone Active Bond Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2015		Year Ended September 30,
	(Unaudited)		2014	2013	2012		2011	2010
Net asset value at beginning of period	$9.73		$9.64	$10.20	$9.82		$9.80	$9.21
Income (loss) from investment operations:
Net investment income	0.07		0.21	0.20	0.22		0.30	0.31
Net realized and unrealized gains (losses) on investments	0.12		0.14	(0.35)	0.42		0.08	0.62
Total from investment operations	0.19		0.35	(0.15)	0.64		0.38	0.93
Distributions from:
Net investment income	(0.10)		(0.26)	(0.29)	(0.26)		(0.36)	(0.34)
Realized capital gains	—		—	(0.12)	—		—	—
Total distributions	(0.10)		(0.26)	(0.41)	(0.26)		(0.36)	(0.34)
Net asset value at end of period	$9.82		$9.73	$9.64	$10.20		$9.82	$9.80
Total return(A)	2.00	%(B)	3.65%	(1.55%)	6.59%		4.01%	10.32%
Ratios and supplemental data:
Net assets at end of period (000's)	$8,006		$8,725	$11,337	$19,386		$7,503	$8,550
Ratio to average net assets:
Net expenses	1.65	%(C)	1.61%	1.58%	1.62%		1.65%	1.65%
Gross expenses	2.10	%(C)	2.15%	1.98%	2.10%		2.44%	2.09%
Net investment income	1.54	%(C)	2.24%	2.19%	1.98%		3.04%	3.15%
Portfolio turnover rate	141	%(B)	281%	353%	525	%(D)	319%	370%

(A) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(B) Not annualized.

(C) Annualized.

(D) Portfolio turnover excludes the purchases and sales of the Funds acquired on April 16, 2012 and September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

32

Financial Highlights (Continued)

Touchstone Active Bond Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months				Period
	Ended				Ended
	March 31,		Year Ended		September
	2015		September 30,		30,
	(Unaudited)		2014	2013	2012(A)
Net asset value at beginning of period	$10.45		$10.32	$10.89	$10.69
Income (loss) from investment operations:
Net investment income	0.13		0.34	0.33	0.18
Net realized and unrealized gains (losses) on investments	0.13		0.15	(0.39)	0.19
Total from investment operations	0.26		0.49	(0.06)	0.37
Distributions from:
Net investment income	(0.15)		(0.36)	(0.39)	(0.17)
Realized capital gains	—		—	(0.12)	—
Total distributions	(0.15)		(0.36)	(0.51)	(0.17)
Net asset value at end of period	$10.56		$10.45	$10.32	$10.89
Total return	2.53	%(B)	4.78%	(0.60%)	3.46	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$60,997		$59,764	$58,944	$78,575
Ratio to average net assets:
Net expenses	0.65	%(C)	0.61%	0.58%	0.58	%(C)
Gross expenses	0.92	%(C)	0.95%	0.88%	0.97	%(C)
Net investment income	2.54	%(C)	3.24%	3.19%	2.97	%(C)
Portfolio turnover rate	141	%(B)	281%	353%	525	%(D)

Touchstone Active Bond Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months				Period
	Ended				Ended
	March 31,		Year Ended		September
	2015		September 30,		30,
	(Unaudited)		2014	2013	2012(A)
Net asset value at beginning of period	$10.44		$10.32	$10.89	$10.69
Income (loss) from investment operations:
Net investment income	0.14		0.35	0.34	0.18
Net realized and unrealized gains (losses) on investments	0.13		0.14	(0.39)	0.19
Total from investment operations	0.27		0.49	(0.05)	0.37
Distributions from:
Net investment income	(0.16)		(0.37)	(0.40)	(0.17)
Realized capital gains	—		—	(0.12)	—
Total distributions	(0.16)		(0.37)	(0.52)	(0.17)
Net asset value at end of period	$10.55		$10.44	$10.32	$10.89
Total return	2.57	%(B)	4.76%	(0.52%)	3.50	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$8,791		$7,393	$7,606	$12,311
Ratio to average net assets:
Net expenses	0.57	%(C)	0.53%	0.50%	0.50	%(C)
Gross expenses	0.99	%(C)	1.09%	0.95%	1.11	%(C)
Net investment income	2.62	%(C)	3.32%	3.27%	3.05	%(C)
Portfolio turnover rate	141	%(B)	281%	353%	525	%(D)

(A) Represents the period from commencement of operations (April 16, 2012) through September 30, 2012.

(B) Not annualized.

(C) Annualized.

(D) Portfolio turnover excludes the purchases and sales of the Funds acquired on April 16, 2012 and September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

33

Financial Highlights (Continued)

Touchstone High Yield Fund —Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2015		Year Ended September 30,
	(Unaudited)		2014	2013	2012		2011	2010
Net asset value at beginning of period	$8.91		$8.80	$8.90	$8.13		$8.60	$8.19
Income (loss) from investment operations:
Net investment income	0.21		0.45	0.51	0.57		0.66	0.75
Net realized and unrealized gains (losses) on investments	(0.09)		0.12	(0.10)	0.76		(0.43)	0.42
Total from investment operations	0.12		0.57	0.41	1.33		0.23	1.17
Distributions from:
Net investment income	(0.22)		(0.46)	(0.51)	(0.56)		(0.70)	(0.76)
Realized capital gains	(0.14)		—	—	—		—	—
Total distributions	(0.36)		(0.46)	(0.51)	(0.56)		(0.70)	(0.76)
Net asset value at end of period	$8.67		$8.91	$8.80	$8.90		$8.13	$8.60
Total return(A)	1.45	%(B)	6.54%	4.68%	16.80%		2.43%	14.90%
Ratios and supplemental data:
Net assets at end of period (000's)	$37,463		$39,671	$54,845	$96,667		$111,888	$113,453
Ratio to average net assets:
Net expenses	1.05	%(C)	1.03%	0.99%	0.99%		1.05%	1.05%
Gross expenses	1.18	%(C)	1.14%	1.13%	1.10%		1.18%	1.20%
Net investment income	4.87	%(C)	4.95%	5.60%	6.48%		7.59%	8.95%
Portfolio turnover rate	19	%(B)	40%	47%	48	%(D)	62%	47%

Touchstone High Yield Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2015		Year Ended September 30,
	(Unaudited)		2014	2013	2012		2011	2010
Net asset value at beginning of period	$8.90		$8.79	$8.89	$8.12		$8.59	$8.18
Income (loss) from investment operations:
Net investment income	0.18		0.38	0.44	0.49		0.60	0.69
Net realized and unrealized gains (losses) on investments	(0.10)		0.12	(0.09)	0.78		(0.44)	0.41
Total from investment operations	0.08		0.50	0.35	1.27		0.16	1.10
Distributions from:
Net investment income	(0.19)		(0.39)	(0.45)	(0.50)		(0.63)	(0.69)
Realized capital gains	(0.14)		—	—	—		—	—
Total distributions	(0.33)		(0.39)	(0.45)	(0.50)		(0.63)	(0.69)
Net asset value at end of period	$8.65		$8.90	$8.79	$8.89		$8.12	$8.59
Total return(A)	1.07	%(B)	5.64%	3.92%	15.93%		1.67%	14.01%
Ratios and supplemental data:
Net assets at end of period (000's)	$30,056		$32,163	$34,661	$42,626		$23,485	$24,412
Ratio to average net assets:
Net expenses	1.80	%(C)	1.78%	1.74%	1.80%		1.80%	1.80%
Gross expenses	1.88	%(C)	1.86%	1.87%	1.92%		2.11%	1.97%
Net investment income	4.12	%(C)	4.21%	4.86%	5.67%		6.83%	8.26%
Portfolio turnover rate	19	%(B)	40%	47%	48	%(D)	62%	47%

(A) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(B) Not annualized.

(C) Annualized.

(D) Portfolio turnover excludes the purchases and sales of the Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

34

Financial Highlights (Continued)

Touchstone High Yield Fund —Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2015		Year Ended September 30,
	(Unaudited)		2014	2013	2012		2011	2010
Net asset value at beginning of period	$9.14		$9.01	$9.10	$8.30		$8.77	$8.34
Income (loss) from investment operations:
Net investment income	0.24		0.50	0.56	0.59		0.68	0.75
Net realized and unrealized gains (losses) on investments	(0.11)		0.12	(0.11)	0.79		(0.43)	0.46
Total from investment operations	0.13		0.62	0.45	1.38		0.25	1.21
Distributions from:
Net investment income	(0.23)		(0.49)	(0.54)	(0.58)		(0.72)	(0.78)
Realized capital gains	(0.14)		—	—	—		—	—
Total distributions	(0.37)		(0.49)	(0.54)	(0.58)		(0.72)	(0.78)
Net asset value at end of period	$8.90		$9.14	$9.01	$9.10		$8.30	$8.77
Total return	1.54	%(A)	6.91%	5.00%	17.10%		2.63%	15.16%
Ratios and supplemental data:
Net assets at end of period (000's)	$140,657		$166,071	$187,463	$222,866		$35,339	$8,482
Ratio to average net assets:
Net expenses	0.80	%(B)	0.74%	0.69%	0.75%		0.80%	0.80%
Gross expenses	0.85	%(B)	0.78%	0.83%	0.86%		0.97%	0.96%
Net investment income	5.12	%(B)	5.24%	5.90%	6.72%		7.64%	9.33%
Portfolio turnover rate	19	%(A)	40%	47%	48	%(C)	62%	47%

Touchstone High Yield Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months				Period
	Ended				Ended
	March 31,		Year Ended		September
	2015		September 30, 2014		30,
	(Unaudited)		2014	2013	2012(D)
Net asset value at beginning of period	$9.13		$9.00	$9.10	$8.88
Income (loss) from investment operations:
Net Investment income	0.23		0.49	0.54	0.43
Net realized and unrealized gains (losses) on investments	(0.10)		0.13	(0.09)	0.23
Total from investment operations	0.13		0.62	0.45	0.66
Distributions from:
Net Investment income	(0.23)		(0.49)	(0.55)	(0.44)
Realized capital gains	(0.14)		—	—	—
Total distributions	(0.37)		(0.49)	(0.55)	(0.44)
Net asset value at end of period	$8.89		$9.13	$9.00	$9.10
Total return	1.57	%(A)	6.99%	5.00%	7.66	%(A)
Ratios and supplemental data:
Net assets at end of period (000's)	$60,368		$56,228	$53,844	$15,735
Ratio to average net assets:
Net expenses	0.72	%(B)	0.68%	0.59%	0.65	%(B)
Gross expenses	0.76	%(B)	0.75%	0.75%	0.95	%(B)
Net investment income	5.20	%(B)	5.31%	6.00%	6.82	%(B)
Portfolio turnover rate	19	%(A)	40%	47%	48	%(C)

(A) Not annualized.

(B) Annualized.

(C) Portfolio turnover excludes the purchases and sales of the Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

(D) Represents the period from commencement of operations (January 27, 2012) through September 30, 2012.

See accompanying Notes to Financial Statements.

35

Financial Highlights (Continued)

Touchstone Institutional Money Market Fund —Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2015		Year Ended September 30,
	(Unaudited)		2014		2013		2012		2011		2010
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (loss) from investment operations:
Net investment income	—	(A)	—	(A)	0.001		0.001		0.002		0.003
Net realized gains (losses) on investments	—	(A)	—	(A)	—	(A)	(—	)(A)	—	(A)	(—	)(A)
Total from investment operations	—	(A)	—	(A)	0.001		0.001		0.002		0.003
Distributions from:
Net investment income	(—	)(A)	(—	)(A)	(0.001)		(0.001)		(0.002)		(0.003)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01	%(B)	0.01%		0.07%		0.15%		0.20%		0.33%
Ratios and supplemental data:
Net assets at end of period (000's)	$599,135		$857,421		$552,173		$488,351		$377,572		$299,856
Ratio to average net assets:
Net expenses	0.14	%(C)	0.17%		0.20%		0.20%		0.20%		0.20%
Gross expenses	0.38	%(C)	0.39%		0.40%		0.40%		0.42%		0.42%
Net investment income	0.01	%(C)	0.01%		0.06%		0.14%		0.19%		0.34%

(A) Less than $0.0005 per share.

(B) Not annualized.

(C) Annualized.

See accompanying Notes to Financial Statements.

36

Financial Highlights (Continued)

Touchstone Money Market Fund —Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2015		Year Ended September 30,
	(Unaudited)		2014		2013		2012		2011		2010
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (loss) from investment operations:
Net investment income	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)
Net realized gains (losses) on investments	—	(A)	—	(A)	—	(A)	(—	)(A)	—	(A)	—
Total from investment operations	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)
Distributions from:
Net investment income	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)
Realized capital gains	—		—		—		(—	)(A)	—		—
Total distributions	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01	%(B)	0.01%		0.01%		0.01%		0.01%		0.01%
Ratios and supplemental data:
Net assets at end of period (000's)	$48,521		$65,531		$48,170		$31,243		$38,101		$72,719
Ratio to average net assets:
Net expenses	0.15	%(C)	0.17%		0.25%		0.36%		0.44%		0.55%
Gross expenses	0.97	%(C)	1.00%		1.14%		1.15%		1.14%		1.13%
Net investment income	0.01	%(C)	0.01%		0.01%		0.01%		0.01%		0.01%

Touchstone Money Market Fund—Class S

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2015		Year Ended September 30,
	(Unaudited)		2014		2013		2012		2011		2010
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (loss) from investment operations
Net investment income	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)
Net realized gains (losses) on investments	—	(A)	—	(A)	—	(A)	(—	)(A)	—	(A)	—
Total from investment operations	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)
Distributions from:
Net investment income	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)
Realized capital gains	—		—		—		(—	)(A)	—		—
Total distributions	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01	%(B)	0.01%		0.01%		0.01%		0.01%		0.01%
Ratios and supplemental data:
Net assets at end of period (000's)	$252,685		$261,945		$236,573		$189,935		$207,874		$183,203
Ratio to average net assets:
Net expenses	0.15	%(C)	0.17%		0.25%		0.36%		0.42%		0.54%
Gross expenses	1.08	%(C)	1.09%		1.12%		1.16%		1.20%		1.32%
Net investment income	0.01	%(C)	0.01%		0.01%		0.01%		0.01%		0.01%

(A) Less than $0.0005 per share.

(B) Not annualized.

(C) Annualized.

See accompanying Notes to Financial Statements.

37

Notes to Financial Statements

March 31, 2015 (Unaudited)

1. Organization

The Touchstone Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated December 7, 1980. The Trust consists of the following four funds (individually, a “Fund,” and collectively, the “Funds”):

Touchstone Active Bond Fund (“Active Bond Fund”)

Touchstone High Yield Fund (“High Yield Fund”)

Touchstone Institutional Money Market Fund (“Institutional Money Market Fund”)

Touchstone Money Market Fund (“Money Market Fund”)

Each Fund is diversified.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Active Bond Fund and High Yield Fund are registered to offer Class A shares, Class C shares, Class Y shares and Institutional Class Shares. The Institutional Money Market Fund is registered to offer Institutional Class Shares and the Money Market Fund is registered to offer Class A shares and Class S shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the classes of shares currently being offered.

At a meeting of the Board of Trustees (the “Board”) of the Trust held on February 12, 2015, the Board approved an Agreement and Plan of Reorganization between each of the Institutional Money Market Fund and the Money Market Fund and comparable money market funds advised by The Dreyfus Corporation (“Dreyfus”), pursuant to which such Funds would be reorganized on a tax-free basis with and into the applicable Dreyfus money market fund (each, an “Agreement” and together, the “Agreements”).

Specifically, pursuant to the Institutional Money Market Fund’s Agreement, the Institutional Money Market Fund will be reorganized into Dreyfus Cash Management, advised by Dreyfus, and shareholders of the Institutional Money Market Fund will become shareholders of Institutional Class shares of Dreyfus Cash Management.

Pursuant to the Money Market Fund’s Agreement, the Money Market Fund will be reorganized into General Money Market Fund, Inc., advised by Dreyfus, and Class A and Class S shareholders of the Money Market Fund will become shareholders of Class A shares of General Money Market Fund, Inc.

At a special meeting of shareholders of the Institutional Money Market Fund, held on May 8, 2015, shareholders voted to approve the Agreement. If certain required conditions are satisfied, the reorganization is expected to take place on or about June 5, 2015.

At a special meeting of shareholders of the Money Market Fund, scheduled to be held on or about May 22 , 2015, shareholders will vote to approve the Agreement. If certain required conditions are satisfied, the reorganization is expected to take place on or about June 5, 2015

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security valuation and fair value measurements —Generally accepted accounting principles in the United States (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in

38

Notes to Financial Statements (Unaudited) (Continued)

securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 31, 2015, for the Funds’ investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Funds’ Portfolio of Investments, which also includes a breakdown of the Funds’ investments by portfolio allocation. The Funds did not hold any Level 3 categorized securities during the six months ended March 31, 2015.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the six months ended March 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Funds.

Investments held by the Institutional Money Market Fund and Money Market Fund are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their most recent evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in

39

Notes to Financial Statements (Unaudited) (Continued)

valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currency are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of the Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees (the “Board”) and are generally categorized in Level 3.

Investment companies — Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds, and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

40

Notes to Financial Statements (Unaudited) (Continued)

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

For the six months ended March 31, 2015, there were no open forward foreign currency contracts.

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities — In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

41

Notes to Financial Statements (Unaudited) (Continued)

For financial reporting purposes, the Funds do not offset assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

As of March 31, 2015, the Institutional Money Market Fund’s assets and liabilities that were subject to a MNA on a gross basis were as follows:

Counterparty	Assets	Liabilities
Repurchase Agreement:
BMO Capital	$46,000,000	$—
Wells Fargo	40,000,000	—
Total gross amount of assets and liabilities subject to MNA	$86,000,000	$—

The following table presents the Institutional Money Market Fund’s assets net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of March 31, 2015.

		Gross Amounts Available
	Gross Amount of	for Offset in Statement	Non-Cash	Net Amount
Counterparty	Recognized Assets	of Assets and Liabilities	Collateral Pledged	of Assets(A)
Repurchase Agreement:
BMO Capital	$46,000,000	$—	$(46,000,000)	$—
Wells Fargo	40,000,000	—	(40,000,000)	—
Total	$86,000,000	$—	$(86,000,000)	$—

(A) Net amount represents the net amount receivable from the counterparty in the event of default.

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of March 31, 2015, the following Funds loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
Fund	Loaned	Received
Active Bond Fund	$85,649	$87,986
High Yield Fund	2,024,795	2,095,134

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity. A lending Fund retains the interest or dividends on the investment of any cash received as collateral. The lending Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the lending Fund. The lending Fund has the right under the lending agreement to recover the securities from the borrower on demand.

42

Notes to Financial Statements (Unaudited) (Continued)

Repurchase agreements — Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market value. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying collateral securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Share valuation — The NAV per share of each class of shares of the Active Bond Fund, High Yield Fund, and Money Market Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class. The NAV per share of the Institutional Money Market Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of outstanding shares.

The maximum offering price per share of each class of shares of the Institutional Money Market Fund and Money Market Fund is equal to the NAV per share. The maximum offering price per share of Class A shares of the Active Bond Fund and High Yield Fund is equal to the NAV per share plus a sales load equal to 4.99% of the NAV (or 4.75% of the offering price). There is no sales load on purchases of $1 million or more of Class A shares of the Active Bond Fund and High Yield Fund. The maximum offering price per share of Classes C, Y, and Institutional Class shares of the Active Bond Fund and the High Yield Fund is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% if redeemed within a one-year period from the date of purchase for the Active Bond and High Yield Funds. Additionally, purchases of Class C shares of the Active Bond Fund and High Yield Fund are subject to a CDSC of 1.00%. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed if redeemed within a one-year period from the date of purchase.

Investment income — Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discount (“OID”) and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Active Bond Fund and High Yield Fund declare and distribute net investment income, if any, monthly, as a dividend to shareholders. The Institutional Money Market Fund and Money Market Fund declare distributions from net investment income on a daily basis and distribute as a dividend to shareholders on a monthly basis. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income that invest in underlying funds is affected by the timing of dividends declarations by underlying funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all the Funds in the Trust, and, if applicable, Touchstone Strategic Trust, Touchstone

43

Notes to Financial Statements (Unaudited) (Continued)

Funds Group Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended March 31, 2015:

	Active Bond	High Yield
	Fund	Fund
Purchases of investment securities	$14,449,882	$50,909,279
Proceeds from sales and maturities	$17,121,118	$71,584,023

For the six months ended March 31, 2015, purchases and proceeds from sales and maturities in U.S. Government securities were $135,902,430 and $126,807,986, respectively, for the Active Bond Fund. There were no purchases, or proceeds from sales and maturities of U.S. Government securities by the High Yield Fund for the six months ended March 31, 2015.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter” and “Distributor”), or BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the IndependentTrustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $20,627 for the six months ended March 31, 2015.

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as shown in the table below.

44

Notes to Financial Statements (Unaudited) (Continued)

Active Bond Fund*	0.40% on the first $300 million
0.35% on such assets in excess of $300 million
High Yield Fund	0.60% on the first $50 million
0.50% on the next $250 million
0.45% on such assets in excess of $300 million
Institutional Money Market Fund	0.20%
Money Market Fund	0.50% on the first $50 million
0.45% on the next $100 million
0.40% on the next $100 million
0.375% on such assets in excess of $250 million

*Prior to March 1, 2015, the Fund paid 0.50% on the first $100 million, 0.45% on the next $100 million, 0.40% on the next $100 million, and 0.35% on such assets in excess of $300 million.

The Advisor has entered into investment sub-advisory agreements with the Fort Washington Investment Advisors, Inc. (the “Sub-Advisor”), an affiliate of the Advisor. The Sub-Advisor is a wholly-owned, indirect subsidiary of Western & Southern. The Advisor, not the Funds, pays sub-advisory fees to the Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit operating expenses of the Funds, excluding: dividend and interest expenses on short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive class-level expenses, advisory fees and administration fees, and to reimburse expenses in order to maintain the following expense limitations for the Funds:

					Institutional
Fund	Class A	Class C	Class Y	Class S	Class
Active Bond Fund	0.90%	1.65%	0.65%	—	0.57%
High Yield Fund	1.05%	1.80%	0.80%	—	0.72%
Institutional Money Market Fund	—	—	—	—	0.20%
Money Market Fund	0.85%	—	—	0.90%	—

These expense limitations will remain in effect for the Active Bond Fund and High Yield Fund through at least January 29, 2016 and June 29, 2015 for the Institutional Money Market Fund and the Money Market Fund.

For the Institutional Money Market Fund and Money Market Fund, in addition to the above expense caps, the Advisor and/or Distributor have voluntarily agreed to temporarily waive all or a portion of their fees, to the extent necessary to maintain each Fund’s yield. There is no guarantee that the Advisor and/or Distributor will continue to waive such fees in the future.

During the six months ended March 31, 2015, the Advisor or its affiliates waived investment advisory fees and administration fees or reimbursed expenses, including distribution fees of the Funds as follows:

	Investment		Other Operating
	Advisory	Administration	Expenses
Fund	Fees Waived	Fees Waived	Reimbursed	Total
Active Bond Fund	$17,447	$80,977	$66,468	$164,892
High Yield Fund	—	12,458	71,246	83,704
Institutional Money Market Fund	91,998	536,950	190,623	819,571
Money Market Fund	—	—	1,499,194	1,499,194

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the year in

45

Notes to Financial Statements (Unaudited) (Continued)

which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.

As of March 31, 2015, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expiration	Expiration	Expiration	Expiration
	September 30,	September 30,	September 30,	September 30,
Fund	2015	2016	2017	2018	Total
Active Bond Fund	$257,785	$446,744	$351,146	$132,809	$1,188,484
High Yield Fund	275,993	517,767	159,641	50,210	1,003,611
Institutional Money Market Fund	609,364	1,055,783	1,340,644	628,949	3,634,740
Money Market Fund	—	12,642	—	—	12,642

The Advisor did not recoup any amounts it previously waived or reimbursed during the six months ended March 31, 2015.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission (the “SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

For its services through December 31, 2014, the Advisor’s annual fee was:

0.20% on the first $6 billion of the aggregate average daily net assets;

0.16% on the next $4 billion of aggregate average daily net assets; and

0.12% on the aggregate average daily net assets over $10 billion.

The fee was computed and allocated among the funds of the Touchstone Fund Complex (excluding Touchstone Institutional Money Market Fund, Touchstone Institutional Funds Trust, and Touchstone Variable Series Trust) on the basis of relative daily net assets. For the Institutional Money Market Fund, the Advisor received an annual fee of 0.20% on the average daily net assets up to $100 million; and 0.16% on average daily net assets over $100 million.

Beginning January 1, 2015, the Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;

0.11% on the next $10 billion of aggregate average daily net assets;

0.09% on the next $10 billion of aggregate average daily net assets; and

0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to theTrust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

46

Notes to Financial Statements (Unaudited) (Continued)

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary. Prior to December 1, 2014, the Funds reimbursed the Advisor up to $17 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING ARANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that are subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee of up to 0.35% of average daily net assets that are attributable to Class A shares. The Funds currently limit the 12b-1 fees for Class A shares to 0.25% of average daily net assets attributable to such shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee). Under the Class S plan, each Fund offering Class S shares pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class S shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee). The Money Market Fund currently limits the amount to 0.35% of average daily net assets attributable to such shares.

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of Class A shares of the Funds listed below during the six months ended March 31, 2015:

Fund	Amount
Active Bond Fund	$4,578
High Yield Fund	2,501

In addition, the Underwriter collected CDSCs on the redemption of Class A shares of the Money Market Fund of $7 and collected CDSCs on the redemption of Class C shares of the Funds listed below during the six months ended March 31, 2015:

Fund	Amount
Active Bond Fund	$80
High Yield Fund	153

47

Notes to Financial Statements (Unaudited) (Continued)

AFFILIATED INVESTMENTS

The Active Bond Fund and High Yield Fund may each invest in the Institutional Money Market Fund, subject to compliance with several conditions set forth in an exemptive order received by the Trust from the SEC. To the extent that the Funds are invested in the Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund’s investment, as applicable, in the Institutional Money Market Fund for the six months ended March 31, 2015, is as follows:

	Share Activity
	Balance			Balance		Value
	09/30/14	Purchases	Sales	03/31/15	Dividends	03/31/15
Active Bond Fund	4,371,849	69,361,975	(73,230,273)	503,551	$251	$503,551
High Yield Fund	1,558,986	75,691,221	(75,319,681)	1,930,526	340	1,930,526

5. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

48

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid for the years ended September 30, 2014 and 2013 was as follows:

	Active Bond Fund		High Yield Fund
	2014	2013	2014	2013
From ordinary income	$3,450,589	$7,202,089	$16,712,943	$21,049,469

	Institutional Money Market Fund		Money Markey Fund
	2014	2013	2014	2013
From ordinary income	$71,589	$324,129	$29,812	$24,898

The following information is computed on a tax basis for each item as of September 30, 2014:

			Institutional
	Active Bond	High Yield	Money Market	Money Market
	Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$102,640,286	$290,792,411	$856,854,952	$327,966,904
Gross unrealized appreciation	3,498,288	5,378,385	—	—
Gross unrealized depreciation	(1,098,291)	(3,020,934)	(461)	(102)
Net unrealized appreciation (depreciation)	2,399,997	2,357,451	(461)	(102)
Accumulated capital and other losses	(74,949,319)	—	(33,614)	(1,738)
Undistributed ordinary income	139,618	60,870	2	—
Undistributed capital gains	—	4,386,160	—	—
Other temporary differences	—	—	—	(7)
Accumulated earnings (deficit)	$(72,409,704)	$6,804,481	$(34,073)	$(1,847)

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

As of September 30, 2014, the Funds had the following capital loss carryforwards for federal income tax purposes:

				No	No
				Expiration	Expiration
	Short Term Expiring On			Short	Long
Fund	2015	2016	2017	Term*	Term*	Total
Active Bond Fund	$28,880,095	$37,115,347	$8,427,960	$525,917	$—	$74,949,319
Institutional Money Market Fund	—	31,587	—	2,027	—	33,614
Money Market Fund	—	—	—	1,738	—	1,738

* The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules impacting the Funds. The provisions of the Act first became effective for the Funds’ fiscal year ended September 30, 2012 and are applicable to all subsequent fiscal years. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2011 through 2014) and have concluded that no provision for income tax is required in their financial statements.

49

Notes to Financial Statements (Unaudited) (Continued)

As of March 31, 2015, the Trust had the following federal tax costs resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Active Bond Fund	$105,107,914	$3,829,376	$(939,234)	$2,890,142
High Yield Fund	269,514,867	5,818,201	(8,255,049)	(2,436,848)

6. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

7. Risk Associated with Concentration

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds’ NAVs and magnified effect on the total return.

8. Risks Associated with Credit

An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a significant amount of their assets in junk bonds or lower-rated securities.

9. Risks Associated with Interest Rate Changes

As interest rates rise, the value of fixed-income securities the Fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. There may be less governmental intervention in the securities markets in the near future. The negative impact on fixed income securities if interest rates increase as a result could negatively impact the Fund’s NAV.

10. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued.

There were no subsequent events that necessitated recognition or disclosure on the Funds’ financial statements.

50

Other Items (Unaudited)

Proxy Voting Guidelines and Proxy Voting Records

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at www.touchstoneinvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website www.sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; (iii) will be made available to shareholders upon request by calling 1.800.543.0407; or (iv) can be obtained on the Touchstone website at www.touchstoneinvestments.com. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2014 through March 31, 2015.

Actual Expenses

The first line of the table below for each share class of a Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the six months ended March 31, 2015” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each share class of a Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table below for each share class of a Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

51

Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2015	2014	2015	2015*
Touchstone Active Bond Fund
Class A	Actual	0.90%	$1,000.00	$1,024.00	$4.54
Class A	Hypothetical	0.90%	$1,000.00	$1,020.44	$4.53

Class C	Actual	1.65%	$1,000.00	$1,020.00	$8.31
Class C	Hypothetical	1.65%	$1,000.00	$1,016.70	$8.30

Class Y	Actual	0.65%	$1,000.00	$1,025.30	$3.28
Class Y	Hypothetical	0.65%	$1,000.00	$1,021.69	$3.28

Institutional Class	Actual	0.57%	$1,000.00	$1,025.70	$2.88
Institutional Class	Hypothetical	0.57%	$1,000.00	$1,022.09	$2.87

Touchstone High Yield Fund
Class A	Actual	1.05%	$1,000.00	$1,014.50	$5.27
Class A	Hypothetical	1.05%	$1,000.00	$1,019.70	$5.29

Class C	Actual	1.80%	$1,000.00	$1,010.70	$9.02
Class C	Hypothetical	1.80%	$1,000.00	$1,015.96	$9.05

Class Y	Actual	0.80%	$1,000.00	$1,015.40	$4.02
Class Y	Hypothetical	0.80%	$1,000.00	$1,020.94	$4.03

Institutional Class	Actual	0.72%	$1,000.00	$1,015.70	$3.62
Institutional Class	Hypothetical	0.72%	$1,000.00	$1,021.34	$3.63

Touchstone Institutional Money Market Fund
Institutional Class	Actual	0.14%	$1,000.00	$1,000.10	$0.70
Institutional Class	Hypothetical	0.14%	$1,000.00	$1,024.23	$0.71

Touchstone Money Market Fund
Class A	Actual	0.15%	$1,000.00	$1,000.10	$0.75
Class A	Hypothetical	0.15%	$1,000.00	$1,024.18	$0.76

Class S	Actual	0.15%	$1,000.00	$1,000.10	$0.75
Class S	Hypothetical	0.15%	$1,000.00	$1,024.18	$0.76

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

52

Other Items (Unaudited) (Continued)

Advisory and Sub-Advisory Agreement Approval Disclosure

At a meeting held on November 20, 2014, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Investment Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of theTrust, and the continuance of the Sub-Advisory Agreements between the Advisor and the Sub-Advisor with respect to each Fund.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Advisor’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Advisor’s and Sub-Advisor’s personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.

In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Advisor’s compensation and profitability; (3) a comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The IndependentTrustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.

The Board discussed the Advisor’s effectiveness in monitoring the performance of the Sub-Advisor, an affiliate of the Advisor, and the Advisor’s timeliness in responding to performance issues. The Board considered the Advisor’s process for monitoring the Sub-Advisor, which includes an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor conducts regular on-site compliance visits with the Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Advisor provides to the Funds. The Board noted that the Advisor’s compliance monitoring processes also include quarterly reviews of compliance reports, and that any issues arising from such reports and the Advisor’s compliance visits to the Sub-Advisor are reported to the Board.

53

Other Items (Unaudited) (Continued)

The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor’s business as a whole. The Board noted that the Advisor waived a portion of advisory fees and administrative fees and/or reimbursed expenses in order to limit each Fund’s net operating expenses. The Board also noted that the Advisor pays the Sub-Advisor’s sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor’s relationship with the Funds both before and after tax expenses, and also considered whether the Advisor has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board considered that the Funds’ distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds (with the exception of Touchstone Institutional Money Market Fund) and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended June 30, 2014 or September 30, 2014 and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds’ performance.

The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that the Advisor had waived portions of the fees and/or reimbursed expenses of the Funds in order to reduce the Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Advisor and its affiliates.

The Board also discussed with management certain factors as set forth in the conditions to the Funds’ exemptive order issued by the Securities and Exchange Commission relating to investments by the non-money market Funds in the Touchstone Institutional Money Market Fund. The Board considered the nature and extent of the services provided by the Advisor and the Sub-Advisor to each non-money market Fund and a discussion by management with respect to the costs to the Advisor and Sub-Advisor of the portion of the advisory fee and sub-advisory fee attributable to the portion of the non-money market Funds’ assets to be invested in the Touchstone Institutional Money Market Fund. Based on these factors, the Board concluded that the advisory fee and the sub-advisory fee associated with the management of each non-money market Fund were based on services that were in addition to, rather than duplicative of, services provided under the Investment Advisory and Sub-Advisory Agreements with respect to the Touchstone Institutional Money Market Fund.

54

Other Items (Unaudited) (Continued)

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Touchstone Active Bond Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and at the median, respectively, of its peer group. The Board noted that the Advisor was waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 4th quintile of the Fund’s peer group for the six-month period ended June 30, 2014 and the Fund’s performance was in the 2nd quintile of the Fund’s peer group for the twelve- and thirty-six-month periods ended June 30, 2014. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory in relation to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone High Yield Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 3rd quintile of the Fund’s peer group for the six- and thirty-six-month periods ended June 30, 2014, and the Fund’s performance was in the 4th quintile of the Fund’s peer group for the twelve-month period ended June 30, 2014. The Board noted management’s discussion of the Fund’s performance and management’s continued monitoring of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory in relation to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Institutional Money Market Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and at the median, respectively, of its peer group. The Board noted that the Advisor was waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund outperformed the average of its peer group for the six-, twelve- and thirty-six month periods ended September 30, 2014. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory in relation to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Money Market Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and at the median, respectively, of its peer group. The Board noted that the Advisor was waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund outperformed the average of its peer group for the six-, twelve-, and thirty-six-month periods ended September 30, 2014. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory in relation to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedule for each Fund, except Touchstone Institutional Money Market Fund, contains breakpoints that would reduce the applicable advisory fee rate on assets above specified levels as the applicable Fund’s assets increased. The Board noted that the current advisory fee for the Touchstone Active Bond Fund, the Touchstone High Yield Fund and the Touchstone Money Market

55

Other Items (Unaudited) (Continued)

Fund currently reflected such economies of scale. The Board determined that adding breakpoints at specified levels to the advisory fee schedule of the Touchstone Institutional Money Market Fund would not be appropriate at this time. The Board also noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Advisor, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory in relation to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund’s advisory fee is reasonable in light of the services received by the Fund from the Advisor and other factors considered. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor’s compensation; (3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by the Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of the Sub-Advisor with the Advisor, noting any potential conflicts of interest. The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisor to discuss their respective performance and investment processes and strategies. The Board considered the Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted the Sub-Advisor’s brokerage practices.

Sub-Advisor’s Compensation, Profitability and Economies of Scale. The Board also took into consideration the financial condition of the Sub-Advisor and any indirect benefits derived by the Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Funds. In considering the profitability to the Sub-Advisor of its relationship with the Funds, the Board noted the undertakings of the Advisor to maintain expense limitations for the Funds and also noted that the Sub-Advisor’s sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement. As a consequence, the profitability to the Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Advisor’s management of the Funds to be a substantial factor in its consideration, although the Board noted that the applicable sub-advisory fee schedule for each Fund, except Touchstone Institutional Money Market Fund, contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor out of the advisory fee it receives from the respective Funds. The Board also compared the sub-advisory fees paid by the Advisor to fees charged

56

Other Items (Unaudited) (Continued)

by the Sub-Advisor to manage comparable institutional separate accounts. The Board considered the amount retained by the Advisor and the sub-advisory fees paid to the Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:

Touchstone Active Bond Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone High Yield Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Institutional Money Market Fund. The Fund’s sub-advisory fee was below the fees charged to comparable, institutional separate accounts managed by the Sub-Advisor. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Money Market Fund. The Fund’s sub-advisory fee was comparable to the fees charged to comparable, institutional separate accounts managed by the Sub-Advisor. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

As noted above, the Board considered each Fund’s performance during the six-month, twelve-month and thirty-six-month periods ended June 30, 2014 or September 30, 2014 as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Sub-Advisor. The Board was mindful of the Advisor’s focus on the Sub-Advisor’s performance and the Advisor’s ways of addressing underperformance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage each Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; (d) each Fund’s sub-advisory fees are reasonable in light of the services received by the Fund from the Sub-Advisor and other factors considered; and (e) the Sub-Advisor’s investment strategies are appropriate for pursuing the investment goals of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

57

This page intentionally left blank.

58

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust,Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust,Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

59

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-55-TINT-SAR-1503

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Investment Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	5/29/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	5/29/2015

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	5/29/2015

* Print the name and title of each signing officer under his or her signature.